                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08671
                                                      ---------

                 Eaton Vance Advisers Senior Floating Rate Fund
                 ----------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                               _November 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

      [logo]
  EATON VANCE(R)
-------------------
Managed Investments

                                                               [graphic omitted]

Annual Report November 30, 2004

[graphic omitted]

                                  EATON VANCE
                                    ADVISERS
                                     SENIOR
                               FLOATING-RATE FUND

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                                IMPORTANT NOTICE
                             REGARDING DELIVERY OF
                             SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                              -------------------

The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                              -------------------

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30 without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2004

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE YEAR ENDED NOVEMBER 30, 2004

o The Fund distributed $0.287 in income dividends during the year ended November 30, 2004. Based on a $9.39 net asset value on November 30, 2004, the Fund had a distribution rate of 3.39%.(1) The Fund's SEC 30-day yield at November 30 was 3.50%.(2)

o The Fund had a total return of 5.37% during the year ended November 30, 2004. That return was the result of an increase in net asset value per share to $9.39 on November 30, 2004 from $9.19 on November 30, 2003 and the reinvestment of all dividends.

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
o Due to improving fundamentals and strong technical factors in the loan market, loan credit spreads for new issues narrowed and prices averaged above- par in the secondary market. These trends have increased the importance of diligent credit risk-management.

o The Federal Reserve raised its Federal Funds rate - a short-term interest rate benchmark - on four occasions from June 30 through the end of the fiscal year. With their interest rate reset provisions, floating-rate loans have historically generated higher income returns in response to increases in the short-rate interest rate level.

THE PORTFOLIO'S INVESTMENTS
--------------------------------------------------------------------------------
o The Portfolio's investments included 395 borrowers at November 30, 2004, ranging across 37 different industries. The Portfolio's average loan size was just 0.24% of net assets, and no industry constituted more than 8.0% of the Portfolio. Publishing, automotive, health care, building and development and telecommunications were the Portfolio's largest industry weightings.*

o In economically sensitive areas, the Portfolio had investments in the publishing sector, such as newspapers, whose cyclicality has been mitigated by relatively stable, locally-based advertising revenues. Examples of other cyclical investments were automotive companies, chemical companies and container and glass producers, which should benefit from increased demand.

o Among the Portfolio's less economically sensitive holdings were investments in the health care, leisure, food and beverage and cable television areas. The Portfolio's largest holding was a leading cable operator that saw revenue growth from its high-speed data and digital video services and has begun to offer wireless internet service.

o Performance slightly lagged that of the Fund's benchmark, the S&P/LSTA Leveraged Loan Index (see next page for additional information about the Fund's new benchmark), which had a return of 5.46% for the year ended November 30, 2004.(3)

* Holdings and industry weightings are subject to change due to active management.

(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(3) It is not possible to invest directly in an Index. The Index's total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.
--------------------------------------------------------------------------------

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2004

PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of the Fund with that of the S&P/LSTA Leveraged Loan Index, an unmanaged loan market index. With this report, we are establishing the S&P/LSTA Leveraged Loan Index as the Fund's primary benchmark in the belief that it more accurately reflects the Portfolio's investment universe than does the Fund's previous benchmark, the CSFB Leveraged Loan Index. In accordance with Securities and Exchange Commission regulations, we are including both Indexes for this report only. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in the Fund and in the S&P/LSTA Leveraged Loan Index and the CSFB Leveraged Loan Index. The table includes the total returns of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the repurchase of Fund shares.


PERFORMANCE(1) As of 11/30/04
-------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One year                                                5.37%
Five years                                              3.93
Life of Fund (3/20/98)                                  4.58

SEC Average Annual Total Returns
-------------------------------------------------------------
One year                                                5.37%
Five years                                              3.93
Life of Fund (3/20/98)                                  4.58

(1) The Fund has no sales charge.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

SECTOR ALLOCATIONS(2)
-------------------------------------------------------------------------------
Senior Floating-Rate Interests                                  93.5%
Short-Term Instruments(3)                                        5.3%
Corporate Bonds/Notes                                            0.9%
Common Stocks                                                    0.3%

(2) As a percentage of net assets as of November 30, 2004. Holdings subject to change due to active management.
(3) Includes other assets, less liabilities.

Comparison of Changes in Value of a $10,000 Investment in Eaton Vance Advisers Senior Floating-Rate Fund vs. the S&P/LSTA Leveraged Loan Index and the CSFB Leveraged Loan Index*

March 31, 1998 - November 30, 2004

----------------------------------------------------------------------------
                Eaton Vance Advisers        CSFB             SP-LSTA
                Senior Floating-Rate   Leveraged Loan     Leveraged Loan
 Date                   Fund                Index             Index
----------------------------------------------------------------------------
    3/31/1998          10,000              10,000             10,000
    4/30/1998          10,081              10,079             10,072
    5/31/1998          10,139              10,150             10,135
    6/30/1998          10,198              10,219             10,184
    7/31/1998          10,268              10,275             10,195
    8/31/1998          10,329              10,294             10,157
    9/30/1998          10,378              10,247             10,081
   10/31/1998          10,437              10,161             10,151
   11/30/1998          10,493              10,233             10,250
   12/31/1998          10,541              10,334             10,302
    1/31/1999          10,600              10,361             10,339
    2/28/1999          10,641              10,316             10,322
    3/31/1999          10,699              10,379             10,252
    4/30/1999          10,756              10,454             10,309
    5/31/1999          10,814              10,588             10,435
    6/30/1999          10,861              10,684             10,535
    7/31/1999          10,922              10,755             10,593
    8/31/1999          10,985              10,716             10,594
    9/30/1999          11,036              10,691             10,515
   10/31/1999          11,089              10,676             10,522
   11/30/1999          11,132              10,745             10,583
   12/31/1999          11,167              10,818             10,680
    1/31/2000          11,237              10,924             10,764
    2/29/2000          11,303              10,960             10,817
    3/31/2000          11,341              10,873             10,764
    4/30/2000          11,400              10,913             10,796
    5/31/2000          11,474              11,004             10,888
    6/30/2000          11,537              11,071             10,965
    7/31/2000          11,570              11,150             11,046
    8/31/2000          11,591              11,208             11,088
    9/30/2000          11,644              11,244             11,115
   10/31/2000          11,641              11,250             11,115
   11/30/2000          11,634              11,275             11,154
   12/31/2000          11,607              11,353             11,204
    1/31/2001          11,687              11,421             11,341
    2/28/2001          11,757              11,521             11,453
    3/31/2001          11,783              11,534             11,446
    4/30/2001          11,787              11,485             11,422
    5/31/2001          11,877              11,623             11,568
    6/30/2001          11,860              11,637             11,571
    7/31/2001          11,920              11,667             11,669
    8/31/2001          11,977              11,760             11,748
    9/30/2001          11,889              11,535             11,570
   10/31/2001          11,817              11,355             11,440
   11/30/2001          11,864              11,534             11,580
   12/31/2001          11,912              11,654             11,675
    1/31/2002          11,942              11,718             11,734
    2/28/2002          11,941              11,673             11,707
    3/31/2002          12,008              11,808             11,842
    4/30/2002          12,073              11,935             11,989
    5/31/2002          12,085              11,926             11,991
    6/30/2002          12,032              11,747             11,875
    7/31/2002          11,970              11,569             11,762
    8/31/2002          11,933              11,535             11,727
    9/30/2002          11,934              11,560             11,738
   10/31/2002          11,842              11,405             11,593
   11/30/2002          11,921              11,601             11,760
   12/31/2002          11,987              11,783             11,927
    1/31/2003          12,066              11,943             12,047
    2/28/2003          12,098              12,005             12,100
    3/31/2003          12,120              12,044             12,136
    4/30/2003          12,250              12,214             12,309
    5/31/2003          12,352              12,377             12,422
    6/30/2003          12,482              12,552             12,567
    7/31/2003          12,558              12,638             12,660
    8/31/2003          12,590              12,665             12,682
    9/30/2003          12,663              12,792             12,828
   10/31/2003          12,738              12,907             12,924
   11/30/2003          12,811              13,001             13,003
   12/31/2003          12,871              13,082             13,093
    1/31/2004          12,986              13,218             13,200
    2/29/2004          13,058              13,258             13,238
    3/31/2004          13,104              13,313             13,295
    4/30/2004          13,192              13,374             13,355
    5/31/2004          13,209              13,404             13,364
    6/30/2004          13,271              13,490             13,459
    7/31/2004          13,336              13,537             13,495
    8/31/2004          13,356              13,558             13,524
    9/30/2004          13,378              13,610             13,579
   10/31/2004          13,432              13,677             13,640
   11/30/2004          13,498              13,751             13,713

* Sources: Thomson Financial; Bloomberg, L.P.; Credit Suisse First Boston LLC. It is not possible to invest directly in an Index. The Indexes' total returns do not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes.

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2004

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of November 30, 2004

ASSETS
---------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $98,689,445)                          $98,579,670
Receivable for Fund shares sold                               306,178
---------------------------------------------------------------------
Total assets                                              $98,885,848

LIABILITIES
---------------------------------------------------------------------
Dividends payable                                            $121,882
Payable to affiliate for Trustees' fees                           219
Accrued expenses                                               85,328
---------------------------------------------------------------------
Total liabilities                                            $207,429
---------------------------------------------------------------------
Net Assets                                                $98,678,419
---------------------------------------------------------------------

SOURCES OF NET ASSETS
---------------------------------------------------------------------
Paid-in capital                                          $113,521,637
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)              (14,715,182)
Accumulated   distributions   in   excess   of   net
  investment income                                           (18,261)
Net unrealized depreciation from Portfolio (computed
  on the basis of identified cost)                           (109,775)
---------------------------------------------------------------------
Total                                                     $98,678,419
---------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE
---------------------------------------------------------------------
($98,678,419 / 10,513,565 shares of
  beneficial interest outstanding)                              $9.39
---------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2004

FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended November 30, 2004

INVESTMENT INCOME
---------------------------------------------------------------------
Interest allocated from Portfolio                          $3,103,042
Dividends allocated from Portfolio                              2,561
Expenses allocated from Portfolio                            (360,659)
---------------------------------------------------------------------
Net investment income from Portfolio                       $2,744,944
---------------------------------------------------------------------

EXPENSES
---------------------------------------------------------------------
Administration fee                                           $248,031
Trustees' fees and expenses                                       942
Service fees                                                  177,165
Transfer and dividend disbursing agent fees                    51,021
Printing and postage                                           30,150
Registration fees                                              23,361
Legal and accounting services                                  17,272
Custodian fee                                                   8,079
Miscellaneous                                                      54
---------------------------------------------------------------------
Total expenses                                               $556,075
---------------------------------------------------------------------
Net investment income                                      $2,188,869
---------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
---------------------------------------------------------------------
Net realized gain
  Investment transactions (identified cost basis)            $199,704
  Swap contracts                                                4,584
---------------------------------------------------------------------
Net realized gain                                            $204,288
---------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (identified cost basis)                      $1,069,668
  Swap contracts                                              (17,779)
---------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)       $1,051,889
---------------------------------------------------------------------
Net realized and unrealized gain                           $1,256,177
---------------------------------------------------------------------
Net increase in net assets from operations                 $3,445,046
---------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2004

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

INCREASE (DECREASE)                  Year Ended         Year Ended
IN NET ASSETS                        November 30, 2004  November 30, 2003
-------------------------------------------------------------------------

From operations --
  Net investment income                    $2,188,869         $1,696,704
  Net realized gain (loss) from
    investment transactions and
    swap contracts                            204,288         (3,021,722)
  Net change in unrealized
    appreciation (depreciation)
    from investments and swap
    contracts                               1,051,889          4,859,917
------------------------------------------------------------------------
Net increase in net assets from
  operations                               $3,445,046         $3,534,899
------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income              $(2,212,199)       $(1,684,753)
------------------------------------------------------------------------
Total distributions to shareholders       $(2,212,199)       $(1,684,753)
------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares            $68,809,915         $7,868,265
  Net asset value of shares issued
    to shareholders in payment of
    distributions declared                  1,201,187            899,332
  Cost of shares redeemed                 (20,835,984)       (22,677,407)
------------------------------------------------------------------------
Net increase (decrease) in net
  assets from Fund share
  transactions                            $49,175,118       $(13,909,810)
------------------------------------------------------------------------
Net increase (decrease) in net
assets                                    $50,407,965       $(12,059,664)
---------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------
At beginning of year                      $48,270,454        $60,330,118
------------------------------------------------------------------------
At end of year                            $98,678,419        $48,270,454
------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS
------------------------------------------------------------------------
At end of year                               $(18,261)              $485
------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2004

FINANCIAL STATEMENTS

Financial Highlights
                                                         Year Ended            Period Ended                Year Ended
                                                       November 30,            November 30,               December 31,
                                                 -------------------------  ------------------  ---------------------------------
                                                   2004             2003          2002(1)(2)      2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                $9.190           $8.840         $9.170       $9.510       $9.990       $9.990
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                               $0.285           $0.301         $0.339       $0.586       $0.774       $0.668
Net realized and unrealized gain (loss)              0.202            0.348         (0.331)      (0.340)      (0.391)      (0.094)
---------------------------------------------------------------------------------------------------------------------------------
Total income from operations                        $0.487           $0.649         $0.008       $0.246       $0.383       $0.574
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.287)         $(0.299)       $(0.338)     $(0.586)     $(0.773)     $(0.664)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                $(0.287)         $(0.299)       $(0.338)     $(0.586)     $(0.773)     $(0.664)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of year                      $9.390           $9.190         $8.840       $9.170       $9.510       $9.900
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                       5.37%            7.46%          0.07%        2.63%        3.94%        5.93%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA +
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)            $98,678          $48,270        $60,330     $108,075     $205,790     $223,485
Ratios (As a percentage of average daily net assets):
  Operating expenses(4)                               1.29%            1.28%          1.19%(5)     1.19%        1.19%        1.19%
  Interest expense(4)                                 0.00%(6)         0.01%          0.01%(5)     0.01%        0.01%        0.01%
  Net investment income                               3.08%            3.38%          4.09%(5)     6.43%        7.91%        6.75%
Portfolio Turnover of the Portfolio                     87%              47%            42%          33%          47%          64%
---------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Net operating expenses(4)                                            1.31%          1.25%(5)     1.25%        1.22%        1.31%
  Interest expense(4)                                                  0.01%          0.01%(5)     0.01%        0.01%        0.01%
  Net investment income                                                3.35%          4.03%(5)     6.37%        7.87%        6.62%
Net investment income per share                                      $0.298         $0.334       $0.581       $0.771       $0.655
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the eleven-month period ended November 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.
(6) Represents less than 0.01%.
                                                 See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2004

NOTES TO FINANCIAL STATEMENT

1   Significant Accounting Policies
-------------------------------------------------------------------------------
    Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) was formed under a Declaration of Trust dated February 19, 1998. The Fund is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Fund invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (3.0% at November 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At November 30, 2004, the Fund, for federal income tax purposes had a capital loss carryover of $14,361,549 which will expire on November 30, 2007 ($19,902), November 30, 2008 ($2,259,305), November 30, 2009 ($5,827,775), November 30, 2010
    ($3,371,301) and November 30, 2011 ($2,883,266). This amount will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

    D Other -- Investment transactions are accounted for on a trade-date basis.

    E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

    F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    G Indemnifications -- Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2   Distributions to Shareholders
--------------------------------------------------------------------------------
    The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid- in capital.

    The tax character of the distributions declared for the years ended November 30, 2004 and November 30, 2003 were as follows:

                                                Year Ended November 30
                                     -------------------------------------------
                                              2004                   2003
    ----------------------------------------------------------------------------
    Distributions declared from:
    Ordinary income                         $2,212,199             $1,684,753

    During the year ended November 30, 2004, accumulated distributions in excess of net investment income was decreased by $4,584, accumulated net realized loss was increased by $4,584 due to differences between book and tax policies and capital loss carryovers. This change had no effect on net assets or net asset value per share.

    At November 30, 2004, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

      Undistributed ordinary income               $103,621
      Capital loss carryforward               $(14,361,549)
      Other temporary differences                $(121,882)
      Unrealized depreciation                    $(463,408)

3   Shares of Beneficial Interest
--------------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Fund (which may only be changed by shareholder vote) that the Fund will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of January, April, July and October and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made no later than 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline. During the year ended November 30, 2004, the Fund made four repurchase offers as follows:

                               Repurchase                        Amount
    Repurchase                Offer Amount                    Repurchased
    Request          ------------------------------   --------------------------
    Deadline              Shares         Amount          Shares         Amount
    ---------------------------------------------------------------------------
    Jan. 23, 2004        8,701,508    $ 80,662,978        457,106    $ 4,237,369
    Apr. 5, 2004         8,560,817      79,701,206        280,583      2,612,231
    July 22, 2004        9,315,969      87,383,785        451,371      4,233,861
    Oct. 22, 2004        9,941,309      93,150,065     1,040,824       9,752,523
    ---------------------------------------------------------------------------
    Total               36,519,603    $340,898,034      2,229,884    $20,835,984
    ---------------------------------------------------------------------------
    ---------------------------------------------------------------------------
    All transactions in Trust shares were as follows:

                                               Year Ended November 30
                                           ------------------------------
                                                 2004            2003
    ---------------------------------------------------------------------------
    Sales                                      7,361,537         865,138
    Issued to shareholders electing to
      receive payments of distributions in
      Fund shares                                128,521          99,886
    Redemptions                               (2,229,884)     (2,532,904)
    ---------------------------------------------------------------------------
    Net increase (decrease)                    5,260,174      (1,567,880)
    ---------------------------------------------------------------------------

4   Transactions with Affiliates
--------------------------------------------------------------------------------
    The Fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.35% of the average daily gross assets of the Portfolio attributable to the Fund. For the year ended November 30, 2004, the fee amounted to $248,031. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended November 30, 2004, EVM earned $4,377 in sub-transfer agent fees.

    Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5   Service Plan
--------------------------------------------------------------------------------
    The Fund pays service fees pursuant to a Service Plan (the Plan) designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. as if such rule were applicable. The Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, investment dealers or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the year ended November 30, 2004 in the amount of $177,165. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Certain officers and Trustees of the Fund are officers or directors of EVD.

6   Investment Transaction
--------------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the year ended November 30, 2004 aggregated $68,595,434 and $22,300,427, respectively.

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance
Advisers Senior Floating-Rate Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 2004 and 2003, and the financial highlights for the years ended November 30, 2004 and 2003, the period from January 1, 2002 to November 30 2002 and for each of the three years in the period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at November 30, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 19, 2005

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2004

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Senior Debt Portfolio as of November 30, 2004

PORTFOLIO OF INVESTMENTS
(Expressed in United States Dollars)

Senior, Floating Rate Interests -- 93.5%(1)

Principal
Amount             Borrower/Tranche Description            Value
--------------------------------------------------------------------------------

Aerospace and Defense  --  1.4%
--------------------------------------------------------------------------------
                   Alliant Techsystems, Inc.
$      11,960,000  Term Loan, 5.67%, Maturing March 31, 2011      $   12,136,912
                   CACI International, Inc.
        5,074,500  Term Loan, 3.95%, Maturing May 3, 2011              5,136,348
                   DRS Technologies, Inc.
        5,620,117  Term Loan, 3.89%, Maturing November 4, 2010         5,678,077
                   K&F Industries, Inc.
        2,689,000  Term Loan, 4.72%, Maturing November 18, 2012        2,731,016
                   Standard Aero Holdings, Inc.
        3,251,099  Term Loan, 4.56%, Maturing August 24, 2012          3,299,866
                   Transdigm, Inc.
        2,487,500  Term Loan, 5.44%, Maturing July 22, 2010            2,527,922
                   United Defense Industries, Inc.
       14,537,955  Term Loan, 4.09%, Maturing August 31, 2009         14,716,655
                   Vought Aircraft Industries, Inc.
          750,000  Term Loan, 6.25%, Maturing December 31, 2006          756,562
--------------------------------------------------------------------------------
                                                                  $   46,983,358
--------------------------------------------------------------------------------

Air Transport  --  0.2%
--------------------------------------------------------------------------------
                   United Airlines, Inc.
$       7,750,000  DIP Loan, 8.00%, Maturing June 30, 2005        $    7,842,031
--------------------------------------------------------------------------------
                                                                  $    7,842,031
--------------------------------------------------------------------------------

Automotive  --  6.3%
--------------------------------------------------------------------------------
                   Accuride Corp.
$       6,353,125  Term Loan, 4.73%, Maturing January 21, 2007    $    6,509,971
        9,054,500  Term Loan, 5.31%, Maturing June 13, 2007            9,280,862
                   Citation Corp.
           50,000  Revolving Loan, 6.81%, Maturing March
                   31, 2005                                               49,750
       10,309,200  Term Loan, 4.35%, Maturing December 1, 2007         7,960,641
                   Collins & Aikman Products Co.
        8,523,748  Revolving Loan, 6.34%, Maturing August 31, 2011     8,557,485
                   Dayco Products, LLC
        8,678,250  Term Loan, 3.99%, Maturing June 23, 2011            8,819,272
                   Dura Operating Corp.
        1,473,618  Term Loan, 4.68%, Maturing December 31, 2007        1,489,582
                   Exide Technologies
        4,040,000  Term Loan, 5.91%, Maturing May 5, 2010              4,024,850
        4,040,000  Term Loan, 5.91%, Maturing May 5, 2010              4,024,850
                   Federal-Mogul Corp.
        6,000,000  Term Loan, 5.66%, Maturing February 24, 2005        5,699,250
       15,351,062  Term Loan, 5.66%, Maturing February 24, 2005       15,447,006
       10,970,268  Revolving Loan, 6.50%, Maturing February 24, 2005  10,997,694
        3,731,418  Term Loan, 6.50%, Maturing February 24, 2005        3,543,448
                   HLI Operating Co., Inc.
        9,757,431  Term Loan, 4.25%, Maturing June 3, 2009             9,861,103
                   Key Automotive Group
        4,796,401  Term Loan, 5.03%, Maturing June 29, 2010            4,865,349
                   Keystone Automotive Operations, Inc.
        2,150,000  Term Loan, 7.00%, Maturing October 30, 2009         2,178,554
                   Meridian Automotive Systems, Inc.
          920,375  Term Loan, 4.44%, Maturing April 28, 2010             860,839
                   Metaldyne Corp.
       14,939,526  Term Loan, 4.48%, Maturing December 31, 2009       14,922,719
                   Plastech Engineered Products, Inc.
        3,060,345  Term Loan, 5.24%, Maturing March 31, 2010           3,110,712
                   Safelite Glass Corp.
        1,954,707  Term Loan, 5.40%, Maturing June 30, 2008            1,710,368
        3,143,768  Term Loan, 5.40%, Maturing June 30, 2008            2,750,797
                   Tenneco Automotive, Inc.
        3,638,697  Term Loan, 4.84%, Maturing December 12, 2009        3,708,440
        2,580,819  Term Loan, 4.84%, Maturing December 12, 2010        2,630,285
                   The Goodyear Tire & Rubber Co.
        4,300,000  Term Loan, 2.88%, Maturing March 31, 2006           4,364,500
       10,500,000  Term Loan, 6.14%, Maturing March 31, 2006          10,681,566
        3,000,000  Term Loan, 2.88%, Maturing September 30, 2007       3,036,093
                   TI Automotive, Ltd.
        9,500,000  Term Loan, 5.23%, Maturing June 30, 2011            9,428,750
                   Trimas Corp.
       17,254,287  Term Loan, 5.62%, Maturing December 31, 2009       17,426,830
                   TRW Automotive, Inc.
       14,761,719  Term Loan, 3.63%, Maturing February 27, 2009       14,798,623
       15,324,069  Term Loan, 3.63%, Maturing February 28, 2011       15,469,648
                   United Components, Inc.
        2,499,167  Term Loan, 8.00%, Maturing June 30, 2010            2,531,188
--------------------------------------------------------------------------------
                                                                  $  210,741,025
--------------------------------------------------------------------------------

Beverage and Tobacco  --  0.7%
--------------------------------------------------------------------------------
                   Constellation Brands, Inc.
$       2,000,000  Term Loan, 3.50%, Maturing November 30, 2008   $    2,011,094
                   Culligan International Co.
        2,600,000  Term Loan, 4.56%, Maturing September 30, 2011       2,648,209
                   DS Waters, L.P.
        2,567,594  Term Loan, 4.83%, Maturing November 7, 2009         2,510,894
                   Southern Wine & Spirits of America, Inc.
       14,317,592  Term Loan, 4.06%, Maturing July 2, 2008            14,507,743
                   Sunny Delight Beverages Co.
        1,980,000  Term Loan, 6.78%, Maturing August 20, 2010          1,970,100
--------------------------------------------------------------------------------
                                                                  $   23,648,040
--------------------------------------------------------------------------------

Building and Development  --  6.0%
--------------------------------------------------------------------------------
                   AGBRI Octagon
$       4,754,292  Term Loan, 4.25%, Maturing May 31, 2005        $    4,718,635
                   AP-Knight, L.P.
        4,900,616  Term Loan, 4.59%, Maturing December 11, 2004        4,894,491
                   BRE/Homestead, LLC
       13,600,000  Term Loan, 5.87%, Maturing January 11, 2006        13,574,500
                   Concordia Properties, LLC
        6,500,000  Term Loan, 5.83%, Maturing January 5, 2006          6,504,062
                   DMB/CHII, LLC
        4,397,182  Term Loan, 4.45%, Maturing March 3, 2007            4,408,175
                   Formica Corp.
          597,920  Term Loan, 6.88%, Maturing June 10, 2010              600,910
        1,461,466  Term Loan, 6.88%, Maturing June 10, 2010            1,468,773
          747,400  Term Loan, 6.88%, Maturing June 10, 2010              751,137
        2,164,266  Term Loan, 6.88%, Maturing June 10, 2010            2,175,087
                   FT-FIN Acquistion, LLC
        2,360,717  Term Loan, 3.82%, Maturing November 18, 2007        2,366,619
                   General Growth Properties, Inc.
       32,600,000  Term Loan, 4.35%, Maturing November 12, 2008       32,757,914
                   Landsource Communities, LLC
        9,721,000  Term Loan, 4.69%, Maturing March 31, 2010           9,885,042
                   Maax Corp.
        2,648,363  Term Loan, 4.78%, Maturing June 4, 2011             2,674,846
                   Macerich Partnership, L.P.
        5,015,100  Revolving Loan, 5.50%, Maturing July 30, 2007       5,015,100
                   Mueller Group, Inc.
       13,654,588  Term Loan, 5.08%, Maturing April 25, 2011          13,765,531
                   NCI Building Systems, Inc.
        2,518,688  Term Loan, 3.99%, Maturing June 18, 2010            2,550,171
                   Newkirk Master, L.P.
        7,984,329  Term Loan, 3.72%, Maturing November 24, 2006        8,104,094
                   Newkirk Tender Holdings, LLC
        6,988,795  Term Loan, 7.89%, Maturing May 25, 2006             7,058,683
        4,333,333  Term Loan, 7.89%, Maturing May 25, 2006             4,376,667
                   Nortek, Inc.
        6,847,838  Term Loan, 4.75%, Maturing December 31, 2006        6,973,379
                   Panolam Industries, Inc.
        8,494,216  Term Loan, 8.48%, Maturing November 24, 2006        8,515,451
                   Ply Gem Industries, Inc.
        2,275,000  Term Loan, 4.59%, Maturing February 12, 2011        2,302,016
        4,249,894  Term Loan, 4.59%, Maturing February 12, 2011        4,300,361
          749,981  Term Loan, 4.59%, Maturing February 12, 2011          758,887
                   South Edge, LLC
        1,925,000  Term Loan, 4.06%, Maturing October 31, 2007         1,935,228
        4,475,000  Term Loan, 4.06%, Maturing October 31, 2009         4,521,151
                   St. Marys Cement, Inc.
        2,632,619  Term Loan, 3.98%, Maturing December 4, 2010         2,663,881
                   Sugarloaf Mills, LLC
        5,400,000  Term Loan, 5.06%, Maturing April 7, 2007            5,386,500
                   Tower Financing, LLC
        7,450,000  Term Loan, 5.44%, Maturing April 8, 2008            7,459,312
                   W9, GPT Real Estate, L.P.
        2,819,183  Term Loan, 4.09%, Maturing March 27, 2006           2,819,183
                   Whitehall Street Real Estate
       11,047,197  Term Loan, 5.08%, Maturing
                   September 11, 2006(2)                              11,178,990
                   Wilmorite Holdings, L.P.
       12,760,500  Term Loan, 4.68%, Maturing March 27, 2006          12,824,302
--------------------------------------------------------------------------------
                                                                  $  199,289,078
--------------------------------------------------------------------------------

Business Equipment and Services  --  2.2%
--------------------------------------------------------------------------------
                   Allied Security Holdings, LLC
$       3,395,000  Term Loan, 6.23%, Maturing June 30, 2010       $    3,437,437
                   Baker & Taylor, Inc.
        5,586,000  Revolving Loan, 5.05%, Maturing May 6, 2011         5,530,140
        3,100,000  Term Loan, 9.35%, Maturing May 6, 2011              3,100,000
                   Buhrmann US, Inc.
        6,860,525  Term Loan, 4.32%, Maturing December 23, 2010        6,957,005
                   Global Imaging Systems, Inc.
        1,398,979  Term Loan, 4.11%, Maturing May 10, 2010             1,419,527
                   Identity Group, Inc.
        5,416,884  Term Loan, 4.99%, Maturing April 30, 2007(2)        4,263,088
                   Info USA, Inc.
        2,493,750  Term Loan, 5.12%, Maturing June 9, 2010             2,524,922
                   Iron Mountain, Inc.
        9,730,573  Term Loan, 3.56%, Maturing April 2, 2011            9,803,552
       16,600,000  Term Loan, 3.84%, Maturing April 2, 2011           16,738,328
                   Language Line, Inc.
        9,212,171  Term Loan, 4.69%, Maturing June 11, 2011            9,334,997
                   Mitchell International, Inc.
        1,383,163  Term Loan, 8.25%, Maturing August 13, 2011          1,403,478
        1,000,000  Term Loan, 8.25%, Maturing August 13, 2012          1,005,000
                   Quintiles Transnational Corp.
        6,880,500  Term Loan, 6.23%, Maturing September 25, 2009       6,992,308
                   Williams Scotsman, Inc.
          994,898  Term Loan, 5.18%, Maturing December 31, 2006        1,008,578
                   Worldspan, L.P.
        1,301,692  Term Loan, 6.03%, Maturing June 30, 2007            1,304,946
--------------------------------------------------------------------------------
                                                                  $   74,823,306
--------------------------------------------------------------------------------

Cable and Satellite Television  --  3.6%
--------------------------------------------------------------------------------
                   Adelphia Communications Corp.
$       5,990,882  DIP Loan, 4.81%, Maturing March 31, 2005       $    6,029,571
                   Atlantic Broadband Finance, LLC
        5,854,353  Term Loan, 5.69%, Maturing February 10, 2011        5,988,517
                   Bragg Communication, Inc.
        3,401,475  Term Loan, 4.43%, Maturing August 31, 2011          3,446,119
                   Bresnan Communications, LLC
        4,500,000  Term Loan, 5.45%, Maturing September 30, 2010       4,566,096
                   Canadian Cable Acquisition Company, Inc.
        4,740,000  Term Loan, 4.98%, Maturing July 30, 2011            4,784,437
                   Cebridge Connections, Inc.
        4,850,625  Term Loan, 5.02%, Maturing February 23, 2009        4,864,270
                   Charter Communications Operating, LLC
       48,603,188  Term Loan, 5.61%, Maturing April 27, 2011          48,546,759
                   Insight Midwest Holdings, LLC
       10,024,250  Term Loan, 3.55%, Maturing December 31, 2009       10,206,631
        6,600,125  Term Loan, 4.56%, Maturing December 31, 2009        6,714,710
                   Mediacom Broadband
        1,995,000  Term Loan, 5.06%, Maturing September 30, 2010       2,027,794
                   Mediacom Illinois, LLC
        9,100,000  Term Loan, 5.06%, Maturing March 31, 2013           9,185,312
                   NTL, Inc.
        7,950,000  Term Loan, 5.20%, Maturing April 13, 2012           8,029,500
                   UGS Corp.
        7,082,250  Term Loan, 4.46%, Maturing May 27, 2011             7,201,763
--------------------------------------------------------------------------------
                                                                  $  121,591,479
--------------------------------------------------------------------------------

Chemicals and Plastics  --  4.4%
--------------------------------------------------------------------------------
                   Brenntag AG
$       8,040,000  Term Loan, 4.73%, Maturing December 27, 2012   $    8,185,725
                   GEO Specialty Chemicals, Inc.
        4,550,000  Term Loan, 4.97%, Maturing December 31, 2007        4,419,187
                   Hercules, Inc.
        2,786,000  Term Loan, 3.95%, Maturing October 8, 2010          2,809,681
                   Huntsman International, LLC
       28,811,927  Term Loan, 5.38%, Maturing December 31, 2010       29,395,369
                   Huntsman, LLC
        6,850,000  Term Loan, 5.67%, Maturing March 31, 2010           6,979,862
                   Innophos, Inc.
        1,282,409  Term Loan, 3.55%, Maturing August 13, 2010          1,304,851
                   Invista B.V.
       13,188,235  Term Loan, 4.75%, Maturing April 29, 2011          13,427,272
        5,811,766  Term Loan, 4.75%, Maturing April 29, 2011           5,909,839
                   ISP Chemco, Inc.
        5,472,500  Term Loan, 4.33%, Maturing March 27, 2011           5,539,768
                   Kraton Polymer
        4,907,492  Term Loan, 4.73%, Maturing December 23, 2010        4,972,924
                   Nalco Co.
       17,812,429  Term Loan, 4.50%, Maturing November 4, 2010        18,015,597
                   Professional Paint, Inc.
        1,565,000  Term Loan, 5.37%, Maturing September 30, 2011       1,586,519
                   Resolution Specialty Materials
        3,160,000  Term Loan, 3.39%, Maturing August 2, 2010           3,212,339
                   Rockwood Specialties Group, Inc.
       12,585,000  Term Loan, 4.63%, Maturing July 30, 2012           12,682,760
                   Solo Cup Co.
        9,568,896  Term Loan, 4.53%, Maturing February 27, 2011        9,761,767
                   United Industries Corp.
       12,694,621  Term Loan, 4.63%, Maturing April 30, 2011          12,908,843
                   Wellman, Inc.
        5,400,000  Term Loan, 3.88%, Maturing February 10, 2009        5,471,998
--------------------------------------------------------------------------------
                                                                  $  146,584,301
--------------------------------------------------------------------------------

Clothing/Textiles  --  0.6%
--------------------------------------------------------------------------------
                   Joan Fabrics Corp.
$         498,254  Term Loan, 6.00%, Maturing June 30, 2005       $      478,324
          818,743  Term Loan, 6.00%, Maturing June 30, 2006              785,993
                   St. John Knits International, Inc.
        3,385,377  Term Loan, 4.25%, Maturing July 31, 2007            3,422,051
                   Synthetic Industries, Inc.
       13,601,686  Term Loan, 6.73%, Maturing December 30, 2007       13,601,686
--------------------------------------------------------------------------------
                                                                  $   18,288,054
--------------------------------------------------------------------------------

Conglomerates  --  1.6%
--------------------------------------------------------------------------------
                   Amsted Industries, Inc.
$      11,584,412  Term Loan, 5.07%, Maturing October 15, 2010    $   11,736,457
                   Blount, Inc.
        3,491,250  Term Loan, 4.88%, Maturing August 9, 2010           3,549,439
                   Goodman Global Holdings, Inc.
        2,221,471  Term Loan, 4.03%, Maturing November 21, 2009        2,235,355
                   Identity Now Holdings
        5,386,407  Term Loan, 6.06%, Maturing November 30, 2006(2)     4,093,670
                   Johnson Diversey, Inc.
        7,196,414  Term Loan, 6.25%, Maturing November 30, 2009        7,327,972
                   Polymer Group, Inc.
        7,244,417  Term Loan, 4.37%, Maturing April 27, 2010           7,331,951
        1,000,000  Term Loan, 4.37%, Maturing April 27, 2011           1,008,750
                   PP Acquisition Corp.
        7,481,250  Term Loan, 4.53%, Maturing November 12, 2011        7,593,469
                   Rexnord Corp.
        5,224,762  Term Loan, 5.18%, Maturing November 29, 2009        5,277,010
                   Roper Industries, Inc.
        4,331,250  Term Loan, 3.74%, Maturing December 29, 2008        4,346,141
--------------------------------------------------------------------------------
                                                                  $   54,500,214
--------------------------------------------------------------------------------

Containers and Glass Products  --  4.7%
--------------------------------------------------------------------------------
                   Berry Plastics Corp.
$      10,108,344  Term Loan, 4.22%, Maturing June 30, 2010       $   10,240,529
                   BWAY Corp.
        2,126,111  Term Loan, 4.49%, Maturing June 30, 2011            2,159,774
                   Celanese AG
        7,500,000  Term Loan, 4.50%, Maturing April 6, 2011            7,654,687
        4,350,000  Term Loan, 4.50%, Maturing December 8, 2011         4,453,312
                   Consolidated Container Holding, LLC
        3,890,250  Term Loan, 4.64%, Maturing December 15, 2008        3,941,310
                   Dr. Pepper/Seven Up Bottling Group, Inc.
        8,793,799  Term Loan, 4.92%, Maturing December 19, 2010        8,951,815
                   Graham Packaging Holdings Co.
       14,250,000  Term Loan, 4.62%, Maturing October 7, 2011         14,485,381
                   Graphic Packaging International, Inc.
       26,837,373  Term Loan, 4.52%, Maturing August 8, 2009          27,364,056
                   Greif Bros. Corp.
        2,121,688  Term Loan, 3.88%, Maturing August 31, 2008          2,146,883
                   Impress Metal Packaging
        5,713,671  Term Loan, 6.65%, Maturing December 31, 2006        5,727,956
                   IPG (US), Inc.
        3,530,000  Term Loan, 4.14%, Maturing July 28, 2011            3,591,775
                   Kranson Industries, Inc.
        2,334,150  Term Loan, 4.73%, Maturing July 30, 2011            2,357,491
                   Owens-Illinois, Inc.
        6,227,566  Term Loan, 4.95%, Maturing April 1, 2007            6,352,765
        2,455,357  Term Loan, 4.95%, Maturing April 1, 2008            2,507,278
                   Printpack Holdings, Inc.
        7,006,372  Term Loan, 3.84%, Maturing April 31, 2009           7,080,814
                   Silgan Holdings, Inc.
       21,929,607  Term Loan, 3.80%, Maturing November 30, 2008       22,207,148
                   Smurfit-Stone Container Corp.
        1,920,964  Term Loan, 4.06%, Maturing November 1, 2011         1,955,782
       15,351,972  Term Loan, 4.06%, Maturing November 1, 2011        15,614,875
        4,879,676  Term Loan, 4.06%, Maturing November 1, 2011         4,965,832
                   U.S. Can Corp.
        1,990,000  Term Loan, 5.89%, Maturing January 15, 2010         1,997,462
--------------------------------------------------------------------------------
                                                                  $  155,756,925
--------------------------------------------------------------------------------

Cosmetics/Toiletries  --  0.8%
--------------------------------------------------------------------------------
                   American Safety Razor Co.
$       1,741,250  Term Loan, 5.70%, Maturing April 29, 2011      $    1,749,956
                   Church & Dwight Co., Inc.
       17,206,875  Revolving Loan, 3.93%, Maturing May 30, 2011       17,427,347
                   Prestige Brands, Inc.
        6,494,869  Term Loan, 4.86%, Maturing April 7, 2011            6,595,000
                   Revlon Consumer Products Corp.
        1,750,000  Term Loan, 4.81%, Maturing July 9, 2010             1,793,750
--------------------------------------------------------------------------------
                                                                     $27,566,053
--------------------------------------------------------------------------------

Ecological Services and Equipment  --  1.7%
--------------------------------------------------------------------------------
                   Alderwoods Group, Inc.
$       3,000,901  Term Loan, 4.94%, Maturing August 29, 2009     $    3,032,786
                   Allied Waste Industries, Inc.
        3,992,857  Term Loan, 3.90%, Maturing January 15, 2009         4,046,513
       21,969,257  Term Loan, 3.90%, Maturing January 15, 2010        22,296,841
                   Casella Waste Systems, Inc.
        6,336,000  Term Loan, 4.93%, Maturing May 11, 2007             6,417,183
                   Environmental Systems, Inc.
        4,474,131  Term Loan, 12.13%, Maturing December 12, 2008       4,530,057
          500,000  Term Loan, 12.13%, Maturing December 12, 2010         518,750
                   Ionics, Inc.
        6,317,760  Term Loan, 4.73%, Maturing February 13, 2011        6,361,195
                   National Waterworks, Inc.
        4,668,367  Term Loan, 4.73%, Maturing November 22, 2009        4,722,833
                   Sensus Metering Systems, Inc.
          513,913  Term Loan, 4.41%, Maturing December 17, 2010          518,517
        3,426,087  Term Loan, 6.00%, Maturing December 17, 2010        3,456,778
--------------------------------------------------------------------------------
                                                                  $   55,901,453
--------------------------------------------------------------------------------

Electronics/Electrical  --  2.0%
--------------------------------------------------------------------------------
                   AMI Semiconductor
$       1,485,000  Term Loan, 4.68%, Maturing September 26, 2008  $    1,502,325
                   Amphenol Corp.
       11,422,995  Term Loan, 3.94%, Maturing May 6, 2010             11,519,382
                   Communications & Power, Inc.
        3,358,125  Term Loan, 4.44%, Maturing July 23, 2010            3,412,695
                   Enersys Capital, Inc.
        3,690,750  Term Loan, 5.07%, Maturing March 17, 2011           3,746,111
                   Fairchild Semiconductor Corp.
        4,641,250  Term Loan, 3.70%, Maturing June 19, 2008            4,703,619
                   Invensys International Holding
       10,271,332  Term Loan, 5.93%, Maturing September 5, 2009       10,418,982
                   Memec Group, Ltd.
        4,775,000  Term Loan, 4.44%, Maturing June 2, 2009             4,745,156
                   Panavision, Inc.
        9,007,635  Term Loan, 8.48%, Maturing January 12, 2007         9,145,568
                   Rayovac Corp.
        8,187,302  Term Loan, 4.69%, Maturing September 30, 2009       8,320,345
                   Seagate Technology Holdings
        2,465,680  Term Loan, 4.50%, Maturing November 22, 2006        2,508,445
                   SecurityCo, Inc.
        4,688,250  Term Loan, 5.94%, Maturing June 28, 2010            4,740,993
                   Viasystems, Inc.
        3,250,000  Term Loan, 6.49%, Maturing September 30, 2009       3,283,176
--------------------------------------------------------------------------------
                                                                  $   68,046,797
--------------------------------------------------------------------------------

Equipment Leasing  --  1.0%
--------------------------------------------------------------------------------
                   Anthony Crane Rental, L.P.

$      21,627,231  Term Loan, 8.25%, Maturing July 20, 2006       $   18,202,926
                   Ashtead Group, PLC
        2,290,000  Term Loan, 4.81%, Maturing November 12, 2009        2,325,781
                   United Rentals, Inc.
        1,726,985  Term Loan, 4.63%, Maturing February 14, 2011        1,743,535
        9,524,916  Term Loan, 4.63%, Maturing February 14, 2011        9,655,884
--------------------------------------------------------------------------------
                                                                  $   31,928,126
--------------------------------------------------------------------------------

Farming/Agriculture  --  0.5%
--------------------------------------------------------------------------------
                   Central Garden & Pet Co.
$       2,962,500  Term Loan, 4.46%, Maturing May 15, 2009        $    3,005,086
                   IMC Global, Inc.
        9,920,393  Term Loan, 6.07%, Maturing November 17, 2006        9,953,874
                   The Scotts Co.
        3,083,849  Term Loan, 3.44%, Maturing September 30, 2010       3,113,001
--------------------------------------------------------------------------------
                                                                  $   16,071,961
--------------------------------------------------------------------------------

Financial Intermediaries  --  1.1%
--------------------------------------------------------------------------------
                   AIMCO Properties, L.P.
$      14,100,000  Term Loan, 4.18%, Maturing November 2, 2009    $   14,373,187
                   Coinstar, Inc.
        2,304,225  Term Loan, 4.29%, Maturing July 7, 2011             2,344,549
                   Corrections Corp. of America
        7,144,538  Term Loan, 3.50%, Maturing March 31, 2008           7,265,103
                   Refco Group Ltd., LLC
       11,556,038  Term Loan, 4.68%, Maturing August 5, 2011          11,696,154
--------------------------------------------------------------------------------
                                                                  $   35,678,993
--------------------------------------------------------------------------------

Food Products  --  2.1%
--------------------------------------------------------------------------------
                   Acosta Sales Company, Inc.
$       4,104,713  Term Loan, 4.73%, Maturing August 13, 2010     $    4,166,283
                   American Seafoods Holdings, LLC
        1,011,581  Term Loan, 5.29%, Maturing September 30, 2007       1,013,477
        4,812,336  Term Loan, 5.29%, Maturing March 31, 2009           4,883,020
                   Del Monte Corp.
        7,462,749  Term Loan, 4.38%, Maturing December 20, 2010        7,602,675
                   Doane Pet Care Co.
        2,950,000  Term Loan, 6.31%, Maturing November 5, 2009         2,997,937
                   Dole Food Company, Inc.
        1,457,143  Term Loan, 4.48%, Maturing September 29, 2008       1,485,148
                   Interstate Brands Corp.
        3,125,000  Term Loan, 4.82%, Maturing July 19, 2006            3,031,250
        6,816,082  Term Loan, 4.82%, Maturing July 19, 2007            6,640,814
        5,812,707  Term Loan, 4.82%, Maturing July 19, 2007            5,644,138
                   Merisant Co.
        5,719,037  Term Loan, 4.88%, Maturing January 11, 2010         5,742,274
                   Michael Foods, Inc.
        2,227,500  Term Loan, 4.48%, Maturing November 20, 2010        2,264,044
        4,000,000  Term Loan, 4.48%, Maturing November 20, 2011        4,118,752
                   Pinnacle Foods Holdings Corp.
          494,505  Revolving Loan, 4.26%, Maturing
                   November 25, 2009                                     484,615
       10,203,314  Term Loan, 4.98%, Maturing November 25, 2010       10,205,436
        2,880,936  Term Loan, 4.98%, Maturing November 25, 2010        2,881,535
                   Reddy Ice Group, Inc.
          248,744  Term Loan, 4.68%, Maturing July 31, 2009              251,698
        2,231,231  Term Loan, 4.68%, Maturing July 31, 2009            2,258,657
                   Seminis Vegetable Seeds, Inc.
        2,957,587  Term Loan, 4.46%, Maturing September 30, 2009       3,000,718
--------------------------------------------------------------------------------
                                                                  $   68,672,471
--------------------------------------------------------------------------------

Food Service  --  2.0%
--------------------------------------------------------------------------------
                   AFC Enterprises, Inc.
$       2,214,951  Term Loan, 4.95%, Maturing May 23, 2007        $    2,242,638
                   Buffets, Inc.
          931,818  Term Loan, 5.48%, Maturing June 28, 2009              936,477
        7,464,064  Term Loan, 5.48%, Maturing June 28, 2009            7,501,385
                   CKE Restaurants, Inc.
        2,420,461  Term Loan, 4.81%, Maturing July 2, 2008             2,474,922
                   Denny's, Inc.
        4,040,000  Term Loan, 5.46%, Maturing September 21, 2009       4,127,115
                   Domino's, Inc.
       22,806,022  Term Loan, 4.25%, Maturing June 25, 2010           22,998,459
                   Gate Gourmet Borrower, LLC
        8,464,500  Term Loan, 9.50%, Maturing December 31, 2008        8,633,790
                   Jack in the Box, Inc.
        7,691,875  Term Loan, 4.41%, Maturing January 8, 2011          7,809,661
                   Maine Beverage Co., LLC
        2,785,714  Term Loan, 5.49%, Maturing June 30, 2011            2,799,643
                   Weight Watchers International, Inc.
          694,286  Revolving Loan, 6.76%, Maturing March 31, 2009        693,852
        4,122,451  Term Loan, 6.76%, Maturing March 31, 2010           4,155,946
        3,000,000  Term Loan, 6.76%, Maturing March 31, 2010           3,024,375
--------------------------------------------------------------------------------
                                                                  $   67,398,263
--------------------------------------------------------------------------------

Food/Drug Retailers  --  2.5%
--------------------------------------------------------------------------------
                   Cumberland Farms, Inc.
$       2,053,533  Term Loan, 4.61%, Maturing September 8, 2008   $    2,053,533
        9,459,687  Term Loan, 4.61%, Maturing September 8, 2008        9,536,547
                   General Nutrition Centers, Inc.
        8,064,063  Term Loan, 4.97%, Maturing December 7, 2009         8,162,847
                   Giant Eagle, Inc.
       16,809,588  Term Loan, 3.86%, Maturing August 6, 2009          17,037,223
                   Rite Aid Corp.
        5,586,000  Term Loan, 3.77%, Maturing September 22, 2009       5,647,100
                   Roundy's, Inc.
       21,749,375  Term Loan, 3.74%, Maturing June 6, 2009            22,000,863
                   The Jean Coutu Group (PJC), Inc.
       11,421,375  Term Loan, 6.14%, Maturing July 30, 2011           11,618,656
                   The Pantry, Inc.
        7,076,599  Term Loan, 4.44%, Maturing March 12, 2011           7,189,385
--------------------------------------------------------------------------------
                                                                  $   83,246,154
--------------------------------------------------------------------------------

Forest Products  --  1.8%
--------------------------------------------------------------------------------
                   Appleton Papers, Inc.
$       7,341,600  Term Loan, 4.56%, Maturing June 11, 2010       $    7,438,876
                   Boise Cascade Holdings, LLC
       19,817,808  Term Loan, 4.44%, Maturing September 29, 2010      20,174,945
       13,832,192  Term Loan, 4.47%, Maturing October 28, 2010        13,946,155
                   Buckeye Technologies, Inc.
        3,731,662  Term Loan, 4.51%, Maturing March 15, 2008           3,789,970
                   Koch Cellulose, LLC
        1,760,202  Term Loan, 3.84%, Maturing May 7, 2011              1,788,805
        7,015,447  Term Loan, 3.84%, Maturing May 7, 2011              7,129,448
                   RLC Industries Co.
        6,863,304  Term Loan, 4.21%, Maturing February 24, 2010        6,906,200
--------------------------------------------------------------------------------
                                                                  $   61,174,399
--------------------------------------------------------------------------------

Healthcare  --  6.1%
--------------------------------------------------------------------------------
                   Accredo Health, Inc.
$       6,468,788  Term Loan, 3.96%, Maturing April 30, 2011      $    6,537,518
                   Advanced Medical Optics, Inc.
        1,733,884  Term Loan, 3.81%, Maturing June 25, 2009            1,762,060
                   Alliance Imaging, Inc.
        7,898,601  Term Loan, 4.50%, Maturing November 2, 2008         7,918,348
                   Amerisource Bergen Corp.
        8,700,000  Term Loan, 4.91%, Maturing March 31, 2005           8,727,187
                   Ardent Health Services, Inc.
        4,400,000  Term Loan, 7.00%, Maturing August 12, 2011          4,416,500
                   Colgate Medical, Ltd.
        2,085,227  Term Loan, 3.97%, Maturing December 30, 2008        2,109,989
                   Community Health Systems, Inc.
       33,896,426  Term Loan, 4.15%, Maturing August 19, 2011         34,230,404
                   Concentra Operating Corp.
        9,529,616  Term Loan, 4.56%, Maturing June 30, 2010            9,640,798
                   Conmed Corp.
        3,625,051  Term Loan, 5.83%, Maturing December 31, 2007        3,668,099
                   Cross Country Healthcare, Inc.
        1,056,033  Term Loan, 4.37%, Maturing June 5, 2009             1,066,593
                   DaVita, Inc.
       21,856,753  Term Loan, 3.99%, Maturing March 31, 2009          22,165,830
        4,000,000  Term Loan, 4.24%, Maturing June 30, 2010            4,048,216
                   DJ Orthopedics, Inc.
        1,481,250  Term Loan, 4.02%, Maturing May 15, 2009             1,496,988
                   Encore Medical IHC, Inc.
        5,100,000  Term Loan, 5.07%, Maturing October 4, 2010          5,192,437
                   Envision Worldwide, Inc.
        4,050,000  Term Loan, 7.07%, Maturing September 30, 2010       4,060,125
                   Express Scripts, Inc.
       10,198,750  Term Loan, 3.70%, Maturing February 13, 2010       10,296,485
                   FHC Health Systems, Inc.
          893,750  Term Loan, 6.15%, Maturing December
                   18, 2009                                              902,688
        1,276,786  Term Loan, 9.79%, Maturing December
                   18, 2009                                            1,289,554
                   Fisher Scientific International, Inc.
        1,995,000  Term Loan, 3.68%, Maturing August 2, 2011           2,015,574
                   Frensius Medical Care Holding, Inc.
       14,601,625  Term Loan, 3.98%, Maturing February 21, 2010       14,688,329
                   Iasis Healthcare, LLC
          498,750  Term Loan, 4.25%, Maturing June 22, 2011              506,595
                   Kinetic Concepts, Inc.
        7,001,371  Term Loan, 4.67%, Maturing August 11, 2010          7,104,935
                   Knowledge Learning Corp.
        6,186,449  Term Loan, 5.47%, Maturing December 31, 2010        6,217,381
                   Leiner Health Products, Inc.
        3,241,875  Term Loan, 4.89%, Maturing May 27, 2011             3,298,608
                   Magellan Health Services, Inc.
        1,749,249  Term Loan, 2.47%, Maturing August 15, 2008          1,771,115
        3,104,917  Term Loan, 2.47%, Maturing August 15, 2008          3,143,729
                   Mariner Health Care, Inc.
          483,024  Term Loan, 6.75%, Maturing January 2, 2010            484,836
                   Medcath Holdings Corp.
        2,563,575  Term Loan, 5.06%, Maturing June 30, 2011            2,604,433
                   National Mentor, Inc.
        2,450,000  Term Loan, 5.48%, Maturing September 30, 2011       2,497,469
                   Sunrise Medical Holdings, Inc.
        2,985,000  Term Loan, 5.33%, Maturing May 13, 2010             3,022,313
                   Sybron Dental Management, Inc.
        1,122,147  Term Loan, 3.78%, Maturing June 8, 2009             1,129,687
                   Team Health, Inc.
        7,363,000  Term Loan, 5.23%, Maturing March 23, 2011           7,436,630
                   Triad Hospitals Holdings, Inc.
        8,177,978  Term Loan, 5.26%, Maturing September 30, 2008       8,302,504
                   Vanguard Health Holding Co., LLC
        4,060,000  Term Loan, 5.68%, Maturing September 23, 2011       4,132,065
                   Vicar Operating, Inc.
        1,701,450  Term Loan, 6.49%, Maturing September 30, 2008       1,723,782
                   VWR International, Inc.
        5,049,784  Term Loan, 5.46%, Maturing April 7, 2011            5,148,254
--------------------------------------------------------------------------------
                                                                  $  204,758,058
--------------------------------------------------------------------------------

Home Furnishings  --  1.3%
--------------------------------------------------------------------------------
                   General Binding Corp.
$       6,440,000  Term Loan, 6.67%, Maturing January 15, 2008    $    6,468,175
                   Interline Brands, Inc.
        4,218,750  Term Loan, 5.56%, Maturing November 30, 2009        4,268,848
                   Juno Lighting, Inc.
        2,461,353  Term Loan, 3.60%, Maturing November 21, 2010        2,496,735
                   Knoll, Inc.
       10,845,000  Term Loan, 5.05%, Maturing September 30, 2011      10,987,341
                   Sealy Mattress Co.
        7,286,786  Term Loan, 4.28%, Maturing April 6, 2012            7,408,235
                   Simmons Co.
        8,365,185  Term Loan, 3.98%, Maturing December 19, 2011        8,476,718
                   Tempur-Pedic, Inc.
        1,975,000  Term Loan, 4.23%, Maturing June 30, 2009            1,993,516
--------------------------------------------------------------------------------
                                                                  $   42,099,568
--------------------------------------------------------------------------------

Industrial Equipment  --  1.6%
--------------------------------------------------------------------------------
                   Bucyrus International, Inc.
$         691,250  Term Loan, 4.10%, Maturing July 28, 2010       $      703,347
                   Chart Industries, Inc.
        6,296,278  Term Loan, 5.61%, Maturing September 15, 2009       6,335,630
                   Colfax Corp.
        2,891,373  Term Loan, 5.00%, Maturing November 30, 2011        2,907,036
                   Douglas Dynamics Holdings, Inc.
        1,717,652  Term Loan, 4.25%, Maturing March 30, 2010           1,743,416
                   Flowserve Corp.
        2,018,809  Term Loan, 4.45%, Maturing June 30, 2007            2,033,530
        8,828,100  Term Loan, 4.45%, Maturing June 30, 2009            8,974,320
                   Gleason Corp.
        1,620,000  Term Loan, 4.93%, Maturing July 27, 2011            1,640,250
                   Itron, Inc.
        1,778,784  Term Loan, 4.25%, Maturing December 17, 2010        1,796,572
                   MTD Products, Inc.
        3,002,475  Term Loan, 3.81%, Maturing June 1, 2010             3,040,006
                   SPX Corp.
       25,055,663  Term Loan, 4.25%, Maturing September 30, 2009      25,221,656
--------------------------------------------------------------------------------
                                                                  $   54,395,763
--------------------------------------------------------------------------------

Insurance  --  1.0%
--------------------------------------------------------------------------------
                   Alliant Resources Group, Inc.
$       4,583,513  Term Loan, 5.67%, Maturing August 31, 2011     $    4,589,242
                   CCC Information Services Group
        5,055,966  Term Loan, 5.18%, Maturing August 20, 2010          5,119,166
                   Conseco, Inc.
       12,967,500  Term Loan, 5.68%, Maturing June 22, 2010           13,243,059
                   Hilb, Rogal & Hobbs Co.
        6,109,375  Term Loan, 4.25%, Maturing June 30, 2007            6,170,469
                   U.S.I. Holdings Corp.
        2,962,500  Term Loan, 4.63%, Maturing August 11, 2008          2,977,313
--------------------------------------------------------------------------------
                                                                  $   32,099,249
--------------------------------------------------------------------------------

Leisure Goods/Activities/Movies  --  5.3%
--------------------------------------------------------------------------------
                   AMF Bowling Worldwide, Inc.
$       4,606,012  Term Loan, 4.00%, Maturing August 27, 2009     $    4,654,951
                   Bombardier Recreational Products, Inc.
        6,145,120  Term Loan, 4.47%, Maturing December 18, 2010        6,241,138
        2,701,425  Term Loan, 4.47%, Maturing December 18, 2010        2,743,635
                   Cinemark, Inc.
       12,935,000  Term Loan, 4.62%, Maturing March 31, 2011          13,123,631
                   Hollywood Entertainment Corp.
        2,656,250  Term Loan, 5.99%, Maturing March 31, 2008           2,674,512
                   Lions Gate Entertainment, Inc.
        3,888,889  Term Loan, 3.98%, Maturing December 31, 2008        3,937,500
                   Loews Cineplex Entertainment Corp.
       10,205,000  Term Loan, 5.23%, Maturing July 30, 2011           10,352,493
                   Metro-Goldwyn-Mayer Studios, Inc.
       32,450,000  Term Loan, 6.31%, Maturing April 30, 2011          32,600,081
                   New England Sports Ventures
       23,400,000  Term Loan, 6.13%, Maturing February 27, 2006       23,400,000
                   Regal Cinemas Corp.
       27,269,307  Term Loan, 3.63%, Maturing November 10, 2010       27,582,904
                   Scientific Games Corp.
        1,985,000  Term Loan, 4.50%, Maturing December 31, 2009        2,017,256
                   Six Flags Theme Parks, Inc.
       14,012,824  Term Loan, 4.57%, Maturing June 30, 2009           14,170,468
                   The Boyds Collection, Ltd.
        2,538,244  Term Loan, 2.88%, Maturing April 21, 2005           2,462,096
                   Universal City Development
        6,611,171  Term Loan, 4.44%, Maturing June 30, 2007            6,635,963
                   WMG Acquisition Corp.
       21,090,625  Term Loan, 5.21%, Maturing February 28, 2011       21,453,131
                   Yankees Holdings & YankeeNets, LLC
        1,290,143  Term Loan, 3.73%, Maturing June 25, 2007            1,312,720
        2,814,857  Term Loan, 3.73%, Maturing June 25, 2007            2,864,117
--------------------------------------------------------------------------------
                                                                  $  178,226,596
--------------------------------------------------------------------------------

Lodging and Casinos  --  3.1%
--------------------------------------------------------------------------------
                   Alliance Gaming Corp.
$      11,793,118  Term Loan, 3.54%, Maturing September 5, 2009   $   11,911,049
                   Ameristar Casinos, Inc.
        2,794,684  Term Loan, 4.91%, Maturing December 20, 2006        2,838,932
                   Argosy Gaming Co.
        6,900,000  Term Loan, 3.82%, Maturing June 30, 2011            6,949,597
                   Boca Resorts, Inc.
        6,060,000  Term Loan, 4.44%, Maturing July 22, 2009            6,060,000
                   Boyd Gaming Corp.
       19,176,938  Term Loan, 3.80%, Maturing June 30, 2011           19,462,194
                   Mississippi Band of Choctaw Indians
        1,760,000  Term Loan, 5.38%, Maturing January 4, 2011          1,794,100
                   CNL Resort Hotel, L.P.
        5,050,000  Term Loan, 4.34%, Maturing August 18, 2006          5,050,000
                   Globalcash Access, LLC
        4,143,750  Term Loan, 4.11%, Maturing March 10, 2010           4,224,035
                   Green Valley Ranch Gaming, LLC
          992,500  Term Loan, 3.78%, Maturing December 22, 2010        1,007,388
                   Isle of Capri Casinos, Inc.
        8,662,500  Term Loan, 4.33%, Maturing April 25, 2008           8,776,195
                   Marina District Finance Co., Inc.
       10,085,000  Term Loan, 3.93%, Maturing October 14, 2011        10,169,038
                   Mohegan Tribal Gaming Authority
        5,219,917  Term Loan, 8.25%, Maturing March 31, 2008           5,232,966
                   Penn National Gaming, Inc.
          534,447  Term Loan, 4.48%, Maturing September 1, 2007          537,119
                   Pinnacle Entertainment, Inc.
        4,490,000  Term Loan, 4.98%, Maturing August 27, 2010          4,557,350
                   Seminole Tribe of Florida
        1,975,000  Term Loan, 6.00%, Maturing September 30, 2011       1,997,219
                   Vail Resorts, Inc.
        2,462,500  Term Loan, 4.38%, Maturing December 10, 2008        2,486,613
                   Venetian Casino Resort, LLC
        6,654,856  Term Loan, 4.90%, Maturing June 15, 2011            6,778,251
                   Wyndham International, Inc.
        1,573,597  Term Loan, 6.88%, Maturing April 1, 2006            1,588,940
        1,960,928  Term Loan, 6.03%, Maturing June 30, 2006            1,976,656
--------------------------------------------------------------------------------
                                                                  $  103,397,642
--------------------------------------------------------------------------------

Nonferrous Metals/Minerals  --  1.1%
--------------------------------------------------------------------------------
                   Compass Minerals Group, Inc.
$         407,267  Term Loan, 4.56%, Maturing November 28, 2009   $      413,376
                   Consol Energy, Inc.
        4,515,000  Term Loan, 4.49%, Maturing June 30, 2010            4,612,357
                   Foundation Coal Corp.
        6,640,000  Term Loan, 4.04%, Maturing July 30, 2011            6,747,070
                   ICG, LLC
        3,075,000  Term Loan, 4.99%, Maturing November 5, 2010         3,124,969
                   International Mill Service, Inc.
        2,600,000  Term Loan, 4.82%, Maturing October 26, 2011         2,639,000
                   Magnequench, Inc.
        4,802,931  Term Loan, 13.07%, Maturing September 30, 2009      4,838,953
          250,000  Term Loan, 13.07%, Maturing December 31, 2009         253,750
                   Severstal North America, Inc.
          522,000  Revolving Loan, 5.75%, Maturing April 7, 2007         521,021
                   Stillwater Mining Co.
       12,967,500  Term Loan, 5.52%, Maturing July 30, 2010           13,243,059
          247,500  Revolving Loan, 7.50%, Maturing July 31, 2009         245,644
--------------------------------------------------------------------------------
                                                                  $   36,639,199
--------------------------------------------------------------------------------

Oil and Gas  --  3.3%
--------------------------------------------------------------------------------
                   BPL Acquisition, L.P.
$         995,325  Term Loan, 4.43%, Maturing May 4, 2010         $    1,005,278
                   Columbia Natural Resources, LLC
        7,930,000  Revolving Loan, 6.34%, Maturing August 28, 2008     7,910,175
                   Dresser Rand Group, Inc.
        4,900,000  Term Loan, 4.18%, Maturing October 29, 2011         4,983,300
                   Dresser, Inc.
        3,363,837  Term Loan, 4.71%, Maturing April 10, 2009           3,410,090
                   Dynegy Holdings, Inc.
       10,543,575  Term Loan, 6.02%, Maturing May 28, 2010            10,777,516
                   El Paso Corp.
        7,168,875  Term Loan, 6.02%, Maturing November 23, 2009        7,168,875
       11,948,125  Term Loan, 6.02%, Maturing November 23, 2009       11,948,125
                   Getty Petroleum Marketing, Inc.
        6,632,583  Term Loan, 5.23%, Maturing May 19, 2010             6,761,090
                   La Grange Acquisition, L.P.
       10,050,000  Term Loan, 5.20%, Maturing January 18, 2008        10,216,458
                   Lyondell-Citgo Refining, L.P.
        5,685,750  Term Loan, 4.59%, Maturing May 21, 2007             5,728,393
                   Magellan Midstream Holdings
        2,409,693  Term Loan, 4.13%, Maturing June 18, 2008            2,451,863
                   Pride Offshore, Inc.
        4,468,800  Term Loan, 3.84%, Maturing July 7, 2011             4,529,316
                   Semgroup, L.P.
        2,285,000  Term Loan, 5.33%, Maturing August 27, 2010          2,313,563
                   Sprague Energy Corp.
       10,750,000  Revolving Loan, 2.79%, Maturing August 10, 2007    10,723,125
                   The Premcor Refining Group, Inc.
       11,700,000  Term Loan, 4.46%, Maturing April 13, 2009          11,882,813
                   Williams Production RMT Co.
        9,448,364  Term Loan, 5.96%, Maturing May 30, 2007             9,605,840
--------------------------------------------------------------------------------
                                                                  $  111,415,820
--------------------------------------------------------------------------------

Publishing  --  7.1%
--------------------------------------------------------------------------------
                   Advanstar Communications, Inc.
$       1,704,441  Term Loan, 3.81%, Maturing October 11, 2007    $    1,714,383
                   Advertising Directory Solution
        2,280,000  Term Loan, 4.50%, Maturing May 9, 2010              2,330,445
        4,465,000  Term Loan, 4.50%, Maturing November 9, 2011         4,506,395
                   American Media Operations, Inc.
          217,817  Term Loan, 4.59%, Maturing April 1, 2006              217,545
       16,720,693  Term Loan, 4.79%, Maturing April 1, 2008           17,008,089
                   CBD Media, LLC
        2,632,500  Term Loan, 4.29%, Maturing December 31, 2009        2,671,988
                   Dex Media East, LLC
        8,133,085  Term Loan, 3.95%, Maturing November 8, 2008         8,227,632
        5,881,300  Term Loan, 3.95%, Maturing May 8, 2009              5,954,816
                   Dex Media West, LLC
        5,027,542  Term Loan, 3.94%, Maturing September 9, 2009        5,075,198
       16,895,491  Term Loan, 3.94%, Maturing March 9, 2010           17,071,491
                   Freedom Communications
       10,665,000  Term Loan, 4.04%, Maturing May 18, 2012            10,851,638
                   Herald Media, Inc.
        1,396,500  Term Loan, 4.45%, Maturing July 22, 2011            1,416,575
                   Journal Register Co.
       21,468,114  Term Loan, 3.60%, Maturing August 12, 2012         21,609,010
                   Lamar Media Corp.
        5,625,987  Term Loan, 5.96%, Maturing June 30, 2009            5,668,182
       25,686,976  Term Loan, 5.96%, Maturing June 30, 2010           25,963,908
                   Liberty Group Operating, Inc.
        7,464,083  Term Loan, 4.89%, Maturing April 30, 2007           7,510,734
                   Medianews Group, Inc.
        2,824,193  Term Loan, 3.59%, Maturing August 25, 2010          2,850,082
                   Merrill Communications, LLC
        5,790,760  Term Loan, 4.48%, Maturing February 9, 2009         5,861,338
                   Morris Publishing Group, LLC
        4,000,000  Term Loan, 3.56%, Maturing September 30, 2010       4,033,752
        6,600,000  Term Loan, 3.56%, Maturing March 31, 2011           6,680,441
                   Nebraska Book Co., Inc.
        4,129,250  Term Loan, 4.67%, Maturing March 4, 2011            4,188,608
                   Newspaper Holdings, Inc.
        2,440,000  Revolving Loan, 3.84%, Maturing August 24, 2011     2,431,614
        6,700,000  Term Loan, 3.84%, Maturing August 24, 2011          6,697,910
                   R.H. Donnelley Corp.
       24,678,150  Term Loan, 6.50%, Maturing June 30, 2011           24,954,372
                   SP Newsprint Co.
        2,436,389  Term Loan, 5.19%, Maturing January 9, 2010          2,485,543
        4,511,111  Term Loan, 5.19%, Maturing January 9, 2010          4,567,500
                   Sun Media Corp.
        5,285,154  Term Loan, 4.13%, Maturing February 7, 2009         5,326,447
                   The Reader's Digest Association, Inc.
        2,636,750  Term Loan, 3.74%, Maturing May 20, 2008             2,673,417
                   Transwestern Publishing Co., LLC
        6,233,000  Term Loan, 4.31%, Maturing February 25, 2011        6,313,836
        1,150,000  Term Loan, 4.31%, Maturing August 24, 2012          1,162,758
                   Weekly Reader Corp.
        3,500,000  Term Loan, 6.76%, Maturing March 29, 2009           3,491,250
                   Xerox Corp.
        6,250,000  Term Loan, 3.73%, Maturing September 30, 2008       6,300,781
                   Yell Group, PLC
       10,000,000  Term Loan, 3.21%, Maturing July 8, 2008             9,978,130
--------------------------------------------------------------------------------
                                                                  $  237,795,808
--------------------------------------------------------------------------------

Radio and Television  --  4.5%
--------------------------------------------------------------------------------
                   Adams Outdoor Advertising, L.P.
$       4,488,750  Term Loan, 4.33%, Maturing October 15, 2011    $    4,554,209
                   Block Communications, Inc.
        6,044,749  Term Loan, 4.73%, Maturing November 30, 2009        6,090,084
                   Canwest Media, Inc.
       12,850,179  Term Loan, 4.49%, Maturing August 15, 2009         13,026,869
                   Cumulus Media, Inc.
        2,887,500  Term Loan, 5.09%, Maturing March 28, 2009           2,915,474
        6,433,875  Term Loan, 5.09%, Maturing March 28, 2010           6,537,087
                   DirecTV Holdings, LLC
       19,409,082  Term Loan, 4.02%, Maturing March 6, 2010           19,717,201
                   Emmis Operating Co.
       19,325,000  Term Loan, 3.81%, Maturing November 10, 2011       19,550,871
                   Entravision Communications Co.
        1,890,000  Term Loan, 4.15%, Maturing February 24, 2012        1,913,625
                   Gray Television, Inc.
        5,486,250  Term Loan, 3.78%, Maturing December 31, 2010        5,561,686
                   Lin Television Corp.
        1,225,000  Term Loan, 3.98%, Maturing December 31, 2007        1,240,567
        1,150,000  Term Loan, 3.98%, Maturing December 31, 2007        1,165,333
                   NEP Supershooters, L.P.
        2,950,000  Term Loan, 6.13%, Maturing February 3, 2011         3,003,469
                   Nexstar Broadcasting, Inc.
        4,234,073  Term Loan, 3.73%, Maturing December 31, 2010        4,255,244
        3,312,027  Term Loan, 3.73%, Maturing December 31, 2010        3,328,587
                   Radio One, Inc.
        7,177,287  Term Loan, 2.44%, Maturing June 30, 2007            7,127,943
                   Rainbow National Services, LLC
        9,034,757  Term Loan, 5.19%, Maturing March 31, 2012           9,189,098
                   Raycom TV Broadcasting, Inc.
        7,525,000  Term Loan, 5.19%, Maturing April 6, 2012            7,619,063
                   RCN Corp.
        2,286,387  Term Loan, 7.50%, Maturing June 30, 2007            2,279,958
                   Sinclair Television Group, Inc.
        5,290,000  Term Loan, 3.98%, Maturing June 30, 2009            5,326,369
        8,600,000  Term Loan, 3.98%, Maturing December 31, 2009        8,693,164
                   Spanish Broadcasting System
          495,006  Term Loan, 4.86%, Maturing October 30, 2009           502,431
                   Susquehanna Media Co.
       17,075,000  Term Loan, 4.10%, Maturing March 9, 2012           17,304,454
--------------------------------------------------------------------------------
                                                                  $  150,902,786
--------------------------------------------------------------------------------

Rail Industries  --  0.4%
--------------------------------------------------------------------------------
                   Kansas City Southern Railway
       $2,860,625  Term Loan, 4.22%, Maturing March 30, 2008      $    2,905,322
                   Railamerica, Inc.
        9,184,980  Term Loan, 4.38%, Maturing September 29, 2011       9,328,495
        1,085,764  Term Loan, 4.38%, Maturing September 29, 2011       1,102,729
--------------------------------------------------------------------------------
                                                                  $   13,336,546
--------------------------------------------------------------------------------

Retailers (Except Food and Drug)  --  2.9%
--------------------------------------------------------------------------------
                   Advance Stores Company, Inc.
$       5,628,772  Term Loan, 4.18%, Maturing September 30, 2010  $    5,704,411
                   Alimentation Couche-Tard, Inc.
        2,521,760  Term Loan, 4.94%, Maturing December 17, 2010        2,553,282
                   American Achievement Corp.
        2,158,688  Term Loan, 4.75%, Maturing March 25, 2011           2,191,068
                   Amscan Holdings, Inc.
        2,992,500  Term Loan, 3.94%, Maturing April 30, 2012           3,022,425
                   Coinmach Laundry Corp.
        9,262,500  Term Loan, 4.88%, Maturing July 25, 2009            9,375,391
                   CSK Auto, Inc.
       16,716,000  Term Loan, 4.81%, Maturing June 20, 2009           16,914,503
                   FTD, Inc.
        4,664,750  Term Loan, 4.65%, Maturing February 28, 2011        4,734,721
                   Harbor Freight Tools USA, Inc.
        9,500,000  Term Loan, 3.88%, Maturing July 15, 2010            9,555,414
                   Home Interiors & Gifts, Inc.
        2,780,859  Term Loan, 6.42%, Maturing March 31, 2011           2,604,275
                   Josten's Corp.
        8,700,000  Term Loan, 4.54%, Maturing October 4, 2011          8,783,894
                   Mall of America Kay-Bee Toy, Inc.
        1,128,807  DIP Loan, 5.49%, Maturing January 16, 2008          1,125,985
                   Oriental Trading Co., Inc.
        7,440,235  Term Loan, 4.75%, Maturing August 4, 2010           7,553,386
          500,000  Term Loan, 4.75%, Maturing January 8, 2011            510,313
                   Rent-A-Center, Inc.
        6,297,026  Term Loan, 3.63%, Maturing June 30, 2010            6,382,036
                   Riddell Bell Holdings, Inc.
        1,000,000  Term Loan, 4.76%, Maturing September 30, 2011       1,015,208
                   Savers, Inc.
        3,264,096  Term Loan, 6.52%, Maturing August 4, 2009           3,290,617
                   Travelcenters of America, Inc.
        9,603,226  Term Loan, 5.26%, Maturing November 30, 2008        9,651,243
--------------------------------------------------------------------------------
                                                                  $   94,968,172
--------------------------------------------------------------------------------

Surface Transport  --  0.8%
--------------------------------------------------------------------------------
                   Horizon Lines, LLC
$       1,426,425  Term Loan, 4.73%, Maturing July 7, 2011        $    1,452,576
                   Laidlaw International, Inc.
       11,179,893  Term Loan, 5.96%, Maturing June 19, 2009           11,365,065
                   NFIL Holdings Corp.
        4,139,625  Term Loan, 4.31%, Maturing February 27, 2010        4,186,196
        1,417,619  Term Loan, 4.95%, Maturing February 27, 2010        1,431,795
                   Quality Distribution, LLC
          487,556  Term Loan, 5.07%, Maturing November 13, 2009          487,556
                   Sirva Worldwide, Inc.
        8,811,765  Term Loan, 4.57%, Maturing December 31, 2010        8,888,868
--------------------------------------------------------------------------------
                                                                  $   27,812,056
--------------------------------------------------------------------------------

Telecommunications  --  5.6%
--------------------------------------------------------------------------------
                   American Tower, L.P.
$      10,174,500  Term Loan, 4.48%, Maturing August 31, 2011     $   10,318,378
                   Cellular South, Inc.
        1,995,000  Term Loan, 4.50%, Maturing May 4, 2011              2,033,653
                   Centennial Cellular Operating Co., LLC
       11,016,750  Term Loan, 4.95%, Maturing February 9, 2011        11,181,021
                   Cincinnati Bell, Inc.
       12,285,750  Term Loan, 4.62%, Maturing June 30, 2008           12,428,572
                   Consolidated Communications, Inc.
        8,272,333  Term Loan, 4.49%, Maturing April 14, 2012           8,411,929
                   D&E Communications, Inc.
        3,349,599  Term Loan, 4.24%, Maturing December 31, 2011        3,370,534
                   MJD Communications
       20,266,163  Term Loan, 8.25%, Maturing March 31, 2007          20,266,163
                   Nextel Communications
       25,504,784  Term Loan, 3.73%, Maturing May 15, 2010            25,565,817
                   Nextel Partners Operating Corp.
       10,120,000  Term Loan, 4.31%, Maturing May 31, 2011            10,299,205
                   Pan AmSat Corp.
       16,503,173  Term Loan, 4.88%, Maturing August 20, 2011         16,637,261
                   Qwest Corp.
       22,250,000  Term Loan, 6.50%, Maturing June 4, 2007            23,228,066
                   SBA Senior Finance, Inc.
        6,797,376  Term Loan, 6.52%, Maturing October 31, 2008         6,871,726
                   Triton PCS, Inc.
        5,570,000  Term Loan, 5.38%, Maturing November 18, 2009        5,638,466
                   Valor Telecom Enterprise, LLC
        1,765,000  Term Loan, 4.38%, Maturing November 10, 2011        1,787,615
       11,000,000  Term Loan, 4.38%, Maturing November 10, 2011       11,137,500
                   Western Wireless Corp.
       17,057,250  Term Loan, 5.08%, Maturing May 31, 2011            17,361,841
                   Winstar Communications, Inc.
        3,852,804  DIP Loan, 4.68%, Maturing December 31, 2004(2)(3)   1,398,953
--------------------------------------------------------------------------------
                                                                  $  187,936,700
--------------------------------------------------------------------------------

Utilities  --  2.2%
--------------------------------------------------------------------------------
                   Allegheny Energy Supply Co., LLC
$      13,695,145  Term Loan, 3.95%, Maturing October 28, 2011    $   13,951,929
                   Centerpoint Energy, Inc.
       27,697,297  Term Loan, 4.95%, Maturing October 7, 2006         27,827,142
                   Cogentrix Delaware Holdings, Inc.
        2,985,000  Term Loan, 4.34%, Maturing February 25, 2009        3,035,993
                   Coleto Creek WLE, L.P.
        4,049,850  Term Loan, 4.23%, Maturing June 30, 2011            4,121,565
                   NRG Energy, Inc.
        3,138,557  Term Loan, 4.75%, Maturing June 23, 2010            3,228,791
        5,539,883  Term Loan, 4.75%, Maturing June 23, 2010            5,699,155
                   Pike Electric, Inc.
        5,914,336  Term Loan, 4.31%, Maturing July 1, 2012             6,019,688
                   Plains Resources, Inc.
        2,313,643  Term Loan, 5.24%, Maturing July 23, 2010            2,346,180
                   Tuscon Electric Power Co.
        6,800,000  Term Loan, 4.23%, Maturing June 30, 2009            6,870,836
--------------------------------------------------------------------------------
                                                                  $   73,101,279
--------------------------------------------------------------------------------

Total Senior, Floating Rate Interests
  (identified cost $3,107,333,245)                                $3,124,617,723
--------------------------------------------------------------------------------

Corporate Bonds and Notes -- 0.9%

Principal
Amount
(000's omitted)      Security                                      Value
--------------------------------------------------------------------------------

Auto Components  --  0.1%
--------------------------------------------------------------------------------
                   Key Plastics, LLC, Jr. Sub. Notes
$             931  4.00%, 4/26/07(2)                              $      939,606
                   Key Plastics, LLC, Sr. Sub. Notes
            1,691  7.00%, 4/26/07(2)                                   1,694,179
--------------------------------------------------------------------------------
                                                                  $    2,633,785
--------------------------------------------------------------------------------

Broadcast Media  --  0.3%
--------------------------------------------------------------------------------
                   Paxson Communications Corp.
$          10,450  4.35%, 1/15/10(4)                              $   10,554,500
--------------------------------------------------------------------------------
                                                                  $   10,554,500
--------------------------------------------------------------------------------

Financial Intermediaries  --  0.0%
--------------------------------------------------------------------------------
                   Carlyle High Yield Partners, Series 2004-6A, Class C
$           1,000  4.36%, 8/15/16(4)                              $    1,000,000
--------------------------------------------------------------------------------
                                                                  $    1,000,000
--------------------------------------------------------------------------------

Publishing  --  0.2%
--------------------------------------------------------------------------------
                   Advanstar Communications, Inc., Variable Rate
$           5,431  9.79%, 8/15/08                                 $    5,716,391
--------------------------------------------------------------------------------
                                                                  $    5,716,391
--------------------------------------------------------------------------------

Telecommunications  --  0.3%
--------------------------------------------------------------------------------
                   Rogers Wireless, Inc., Variable Rate
$           4,150  5.525%, 12/15/10(4)                            $    4,316,000
                   Rural Cellular Corp., Variable Rate
            4,500  6.38%, 3/15/10(4)                                   4,657,500
--------------------------------------------------------------------------------
                                                                  $    8,973,500
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
  (identified cost $28,248,475)                                   $   28,878,176
--------------------------------------------------------------------------------
Common Stocks -- 0.3%


Shares/Rights      Security                                        Value
--------------------------------------------------------------------------------
           33,278  Environmental Systems Products
                   Holdings(2)(3)(5)                              $      768,056
           90,000  Gentek, Inc.(3)                                     4,410,000
          133,410  Hayes Lemmerz International(2)(3)                   1,016,584
              124  Identity Now Holdings(2)(3)(5)                              0
               52  Knowledge Universe, Inc.(2)(3)(5)                      32,937
           34,364  Professional Services Industries
                   Holdings, Inc.(2)(3)(5)                               210,651
           12,592  RoTech Medical Corp.(2)(3)(5)                          28,962
          297,015  Safelite Glass Corp.(2)(3)(5)                               0
           20,048  Safelite Realty Corp.(2)(3)(5)                        150,160
          262,175  Thermadyne Holdings Corp.(3)                        3,146,100
--------------------------------------------------------------------------------
Total Common Stocks
  (identified cost, $6,451,710)                                   $    9,763,450
--------------------------------------------------------------------------------

Preferred Stocks -- 0.0%

Shares/Rights      Security                                        Value
--------------------------------------------------------------------------------
              445  Hayes Lemmerz International(2)(3)(5)           $       14,648
              217  Key Plastics, LLC, Series A(2)(3)(5)                  215,497
--------------------------------------------------------------------------------
Total Preferred Stocks
  (identified cost, $239,682)                                     $      230,145
--------------------------------------------------------------------------------

Warrants -- 0.0%

Shares/Rights      Security                                       Value
--------------------------------------------------------------------------------
              130  Gentek, Inc., Class B(2)(3)(5)                 $            0
               63  Gentek, Inc., Class C(2)(3)(5)                              0
--------------------------------------------------------------------------------

Total Warrants
  (identified cost, $0)                                           $           --
--------------------------------------------------------------------------------

Commercial Paper -- 3.0%

Principal
Amount
(000's omitted)    Security                                       Value
--------------------------------------------------------------------------------
                   Cafco, LLC
$          10,000  2.06%, 12/29/04                                $    9,983,978
                   New York Life Capital Corp.
           35,550  2.00%, 12/02/04                                    35,548,025
                   Old Line Funding, LLC
            9,798  2.00%, 12/06/04                                     9,795,278
                   Yorktown Capital, LLC
           36,721  2.09%, 12/22/04                                    36,676,231
           10,000  2.10%, 12/22/04                                     9,987,750
--------------------------------------------------------------------------------
                                                                  $  101,991,262
--------------------------------------------------------------------------------

Total Commercial Paper
  (amortized cost $101,991,262)                                   $  101,991,262
--------------------------------------------------------------------------------

Short-Term Investments -- 0.6%

Principal
Amount             Borrower/Rate/Maturity Date             Value
--------------------------------------------------------------------------------
                   Investors Bank and Trust Company Time Deposit

      $19,344,000  2.06%, 12/01/04                                $   19,344,000
--------------------------------------------------------------------------------

Total Short-Term Investments
  (at amortized cost, $19,344,000)                                $   19,344,000
--------------------------------------------------------------------------------

Total Investments  --  98.3%
  (identified cost $3,263,608,374)                                $3,284,824,756
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.7%                            $   55,327,590
-------------------------------------------------------------------------------

Net Assets -- 100%                                                $3,340,152,346
-------------------------------------------------------------------------------
Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $133,981,606 as of November 30, 2004.
(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.
    The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR).
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Non-income producing security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $20,528,500 or 0.6% of the Portfolio's net assets.
(5) Restricted security.

                       See notes to financial statements

Senior Debt Portfolio as of November 30, 2004

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
(Expressed in United States Dollars)

As of November 30, 2004

Assets
---------------------------------------------------------------------
Investments, at value
  (identified cost, $3,263,608,374)                    $3,284,824,756
Cash                                                       28,427,925
Receivable for investments sold                             3,725,597
Receivable for open swap contracts                            231,645
Interest receivable                                        14,083,553
Cash collateral segregated for credit default swaps         8,700,000
Prepaid expenses                                              449,753
---------------------------------------------------------------------
Total assets                                           $3,340,443,229
---------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------
Payable to affiliate for Trustees' fees                        $4,012
Accrued expenses                                              286,871
---------------------------------------------------------------------
Total liabilities                                            $290,883
---------------------------------------------------------------------
Net assets applicable to investors' interest in
  Portfolio                                            $3,340,152,346
---------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------
Net proceeds from capital contributions and
  withdrawals                                          $3,318,810,069
Net unrealized appreciation (computed on the basis
  of identified cost)                                      21,342,277
---------------------------------------------------------------------
Total                                                  $3,340,152,346
---------------------------------------------------------------------

Senior Debt Portfolio as of November 30, 2004

FINANCIAL STATEMENTS

Statement of Operations
(Expressed in United States Dollars)

For the year ended
November 30, 2004
Investment Income
--------------------------------------------------------------------
Interest                                                $145,061,040
Dividends                                                    174,826
--------------------------------------------------------------------
Total investment income                                 $145,235,866
--------------------------------------------------------------------
Expenses
--------------------------------------------------------------------
Investment adviser fee                                   $14,904,968
Trustees' fees and expenses                                   30,963
Custodian fee                                                931,843
Legal and accounting services                                731,511
Interest expense                                             154,133
Miscellaneous                                                375,674
--------------------------------------------------------------------
Total expenses                                           $17,129,092
--------------------------------------------------------------------
Deduct --
  Reduction of custodian fee                                 $17,921
--------------------------------------------------------------------
Total expense reductions                                     $17,921
--------------------------------------------------------------------
Net expenses                                             $17,111,171
--------------------------------------------------------------------
Net investment income                                   $128,124,695
--------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)        $13,037,576
  Swap contracts                                             212,395
--------------------------------------------------------------------
Net realized gain                                        $13,249,971
--------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                    $58,591,510
  Swap contracts                                             125,895
--------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation)                                         $58,717,405
--------------------------------------------------------------------
Net realized and unrealized gain                         $71,967,376
--------------------------------------------------------------------
Net increase in net assets from operations              $200,092,071
--------------------------------------------------------------------

Senior Debt Portfolio as of November 30, 2004

Statements of Changes in Net Assets
(Expressed in United States Dollars)
                                                                                                 Year Ended      Year Ended
                                                                                                 November 30,    November 30,
Increase (Decrease) in Net Assets                                                                2004            2003
-------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                                           $128,124,695     $152,220,091
  Net realized gain (loss) from investment transactions and swaps contracts                         13,249,971     (160,763,753)
  Net change in unrealized appreciation (depreciation) from investments and swaps contracts         58,717,405      298,517,125
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                        $200,092,071     $289,973,463
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                                                                   $559,604,148     $153,927,132
  Withdrawals                                                                                     (803,848,681)  (1,144,525,995)
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                                             $(244,244,533)   $(990,598,863)
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                                        $(44,152,462)   $(700,625,400)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                                            $3,384,304,808   $4,084,930,208
-------------------------------------------------------------------------------------------------------------------------------
At end of year                                                                                  $3,340,152,346   $3,384,304,808
-------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of November 30, 2004

Supplementary Data
(Expressed in United States Dollars)
                                                   Year Ended            Period Ended
                                                  November 30,           November 30,            Year Ended December 31,
                                              -----------------------   ----------------   --------------------------------------
                                                 2004           2003        2002(1)           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Expenses                                       0.51%          0.50%          0.47%(2)       0.47%          0.44%          0.56%
  Interest expense                               0.00%(4)       0.01%          0.01%(2)       0.01%          0.01%          0.01%
  Net investment income                          3.82%          4.14%          4.77%(2)       7.04%          8.62%          7.32%
Portfolio turnover                                 87%            47%            42%            33%            47%            64%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                  6.15%          8.19%          0.85%          3.35%            --             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $3,340,152     $3,384,305     $4,084,930     $5,730,074     $8,021,787     $9,386,851
---------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven-month period ended November 30, 2002.
(2)  Annualized.
(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(4)  Represents to less than 0.01%.

Senior Debt Portfolio as of November 30, 2004

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At November 30, 2004, the Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund, Eaton Vance Medallion Senior Floating-Rate Fund, and Eaton Vance Institutional Senior Floating-Rate Fund held approximate 49.0%, 3.0%, 39.9%, 5.4% and 2.7% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment advisor, Boston Management and Research (BMR), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Portfolio's Trustees based upon procedures approved by the Trustees. Non-Loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend Income is recorded on the basis of ex-dividend date for dividends received in cash and for securities.

  C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.


  D -- Interest Rate SwapsThe Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Credit Default Swaps -- The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is a buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Indemnifications -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Advisory Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets. The Trustees of the Portfolio have accepted a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the year ended November 30, 2004, the effective annual rate, based on average daily gross assets, was 0.44% and amounted to $14,904,968. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2004, no significant amounts have been deferred.

  During the year ended November 30, 2004, the Portfolio engaged in purchase and sale transactions with other funds that also utilize BMR, or an affiliate of BMR, as investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $4,750,000 and $0, respectively.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the year ended November 30, 2004 aggregated $2,767,403,152 and $2,609,129,147, respectively.


4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $465 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $154,133 for the year ended November 30, 2004, which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the year ended November 30, 2004. As of November 30, 2004, the Portfolio had no borrowings outstanding.


5 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  At November 30, 2004, the Portfolio had entered into Credit Default Swaps with Credit Suisse First Boston dated February 6, 2004 and February 12, 2004 whereby the Portfolio will receive 2.45% per year times the notional amounts of $5,800,000 and $2,900,000, respectively. The Portfolio makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap). The value of the contracts, which terminate on September 20, 2008 are recorded as a receivable for open swap contracts of $231,645 at November 30, 2004. At November 30, 2004, the Portfolio had sufficient cash segregated to cover potential obligations arising from open swap contracts.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                $3,263,610,140
  ----------------------------------------------------------------------------
  Gross unrealized appreciation                                 $   37,403,986
  Gross unrealized depreciation                                    (16,189,370)
  ----------------------------------------------------------------------------
  Net unrealized appreciation                                   $   21,214,616
  ----------------------------------------------------------------------------

  Unrealized appreciation on swaps was  $125,895.

7 Restricted Securities
--------------------------------------------------------------------------------
  At November 30, 2004, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                            Date of
  Description               Acquisition      Shares/Face   Cost      Fair Value
  -----------------------------------------------------------------------------

  Common Stocks
  -----------------------------------------------------------------------------
  Environmental Systems
   Products Holdings              10/24/00        33,278        $0    $768,056
  Identity Now Holdings            5/30/03           124         0           0
  Knowledge Universe, Inc.         5/14/03            52    52,000      32,937
  Professional Services
   Industries Holdings, Inc.       3/24/03        34,364       343     210,651
  RoTech Medical Corp.             6/12/02        12,592   332,429      28,962
  Safelite Glass Corp.    9/29/00-11/10/00       297,015         0           0
  Safelite Realty Corp.   9/29/00-11/10/00        20,048         0     150,159
  -----------------------------------------------------------------------------
                                                          $384,772  $1,190,765

  Preferred Stocks
  -----------------------------------------------------------------------------
  Hayes Lemmerz
   International                   6/04/03           445    22,250      14,649
  Key Plastics, LLC,
   Series A                        4/26/01           217   217,432     215,497
  -----------------------------------------------------------------------------
                                                          $239,682    $230,146

  Warrants
  -----------------------------------------------------------------------------
  Gentek, Inc., Class B           11/11/03           130         0           0
  Gentek, Inc., Class C           11/11/03            63         0           0
  -----------------------------------------------------------------------------
                                                               $--         $--

Senior Debt Portfolio as of November 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Senior Debt Portfolio:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of November 30, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 2004 and 2003, and the supplementary data for the years ended November 30, 2004 and 2003, the period from January 1, 2002 to November 30, 2002 and for each of the years in the three-year period ended December 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. Our procedures included confirmation of securities and Senior Loans owned at November 30, 2004 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of November 30, 2004, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 19, 2005

EV Advisers Senior Floating-Rate Fund

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) and Senior Debt Portfolio (the
Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the
Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance
Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton
Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton
Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                                                                                                      Number of
                                                                                                    Portfolios in
                              Position(s) with  Term of Office                                       Fund Complex       Other
                                the Fund and     and Length of     Principal Occupation(s) During    Overseen By    Directorships
Name and Date of Birth            Portfolio         Service       Past Five Years                     Trustee(1)         Held
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes                    Trustee      Trustee of the    Chairman, President and Chief          193       Director of EVC
11/9/41                                        Fund since 1989;   Executive Officer of BMR, EVC,
                                               of the Portfolio   EVM and EV; Director of EV; Vice
                                                  since 1992      President and Director of EVD.
                                                                  Trustee and/or officer of 192
                                                                  registered investment companies
                                                                  in the Eaton Vance Fund Complex.
                                                                  Mr. Hawkes is an interested
                                                                  person because of his positions
                                                                  with BMR, EVM, EVC and EV, which
                                                                  are affiliates of the Fund and
                                                                  the Portfolio.

NONINTERESTED TRUSTEE(s)

Samuel L. Hayes, III               Trustee      Trustee of the    Jacob H. Schiff Professor of           193         Director of
2/23/35                                        Fund since 1989;   Investment Banking Emeritus,                      Tiffany & Co.
                                               of the Portfolio   Harvard University Graduate                         (specialty
                                                  since 1994      School of Business                                retailer) and
                                                                  Administration.                                    Telect, Inc.
                                                                                                                    (telecommuni-
                                                                                                                   cation services
                                                                                                                       company)

William H. Park                    Trustee        Since 2003      President and Chief Executive          193             None
9/19/47                                                           Officer, Prizm Capital
                                                                  Management, LLC (investment
                                                                  management firm) (since 2002).
                                                                  Executive Vice President and
                                                                  Chief Financial Officer, United
                                                                  Asset Management Corporation (a
                                                                  holding company owning
                                                                  institutional investment
                                                                  management firms)
                                                                  (1982-2001).

Ronald A. Pearlman                 Trustee        Since 2003      Professor of Law, Georgetown           193             None
7/10/40                                                           University Law Center (since
                                                                  1999). Tax Partner Covington &
                                                                  Burling, Washington, DC
                                                                  (1991-2000).

Norton H. Reamer                   Trustee      Trustee of the    President, Chief Executive             193             None
9/21/35                                        Fund since 1989;   Officer and a Director of Asset
                                               of the Portfolio   Management Finance Corp. (a
                                                  since 1994      specialty finance company serving
                                                                  the investment management
                                                                  industry) (since October 2003).
                                                                  President, Unicorn Corporation
                                                                  (an investment and financial
                                                                  advisory services company) (since
                                                                  September 2000). Formerly,
                                                                  Chairman, Hellman, Jordan
                                                                  Management Co., Inc. (an
                                                                  investment management company)
                                                                  (2000-2003). Formerly, Advisory
                                                                  Director of Berkshire Capital
                                                                  Corporation (investment banking
                                                                  firm) (2002-2003). Formerly
                                                                  Chairman of the Board, United
                                                                  Asset Management Corporation (a
                                                                  holding company owning
                                                                  institutional investment
                                                                  management firms) and Chairman,
                                                                  President and Director, UAM Funds
                                                                  (mutual funds) (1980-2000).

Lynn A. Stout                      Trustee        Since 1998      Professor of Law, University of        192             None
9/14/57                                                           California at Los Angeles School
                                                                  of Law (since July 2001).
                                                                  Formerly, Professor of Law,
                                                                  Georgetown University Law Center.

EV Advisers Senior Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT'D

                              Position(s) with  Term of Office
                                the Fund and     and Length of     Principal Occupation(s) During
Name and Date of Birth          the Portfolio       Service       Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Scott H. Page                     President      Since 2002(2)    Vice President of EVM and BMR. Officer of 13 registered
11/30/59                                                          investment companies managed by EVM or BMR.

Payson F. Swaffield            Vice President    For the Fund
8/13/56                                         since 1998; for
                                                 the Portfolio    Vice President of EVM and BMR. Officer of 13 registered
                                                  since 1996      investment companies managed by EVM or BMR.

Barbara E. Campbell               Treasurer      Since 2002(2)    Vice President of EVM and BMR. Officer of 192 registered
6/19/57                                                           investment companies managed by EVM or BMR.

Alan R. Dynner                    Secretary      For the Fund
10/10/40                                        since 1998; for   Vice President, Secretary and Chief Legal Officer of BMR, EVM,
                                                 the Portfolio    EVD, EV and EVC. Officer of 192 registered investment companies
                                                  since 1997      managed by EVM or BMR.

Paul M. O'Neil                Chief Compliance    Since 2004      Vice President of EVM and BMR. Officer of 192 registered
7/11/53                            Officer                        investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Page served as Vice President of the Fund since 1998 and of the Portfolio since 1996 and Ms. Campbell served as Assistant Treasurer of the Fund since 1998 and of the Portfolio since 1992.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                   INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

         ADMINISTRATOR OF EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                     P.O. Box 9653 Providence, RI 02940-9653
                                 (800) 262-1122

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & Touche LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                 EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
                            THE EATON VANCE BUILDING
                                255 State Street
                                Boston, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.
--------------------------------------------------------------------------------

166-1/05                                                              A-SFRSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended November 30, 2003, and November 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                   11/30/03                       11/30/04
-------------------------------------------------------------------------------

Audit Fees                           $9,682                         $ 11,062

Audit-Related Fees(1)                $0                             $0

Tax Fees(2)                          $5,200                         $5,300

All Other Fees(3)                    $0                             $0
                                     ------------------------------------------
Total                                $14,882                        $16,362
                                     ==========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended November 30, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED              11/30/03                       11/30/04
-------------------------------------------------------------------------------
Registrant                      $5,200                         $5,300

Eaton Vance (1)                 $479,858.37                    $350,713.16

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and
(2) on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         MAXIMUM NUMBER (OR
                                                                                                         APPROXIMATE DOLLAR
                                                                              TOTAL NUMBER OF SHARES    VALUE) OF SHARES THAT
                                                                               PURCHASED AS PART OF     MAY YET BE PURCHASED
                            TOTAL NUMBER OF SHARES   AVERAGE PRICE PAID PER     PUBLICLY ANNOUNCED       UNDER THE PLANS OR
          PERIOD                   PURCHASED                  SHARE              PLANS OR PROGRAMS            PROGRAMS
-------------------------------------------------------------------------------------------------------------------------------
December 1, 2003 to         None
December 31, 2003
-------------------------------------------------------------------------------------------------------------------------------
January 1, 2004 to          457,106                  $9.27                    457,106                  0
January 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
February 1, 2004 to         None
February 29, 2004
-------------------------------------------------------------------------------------------------------------------------------
March 1, 2004 to March      None
31, 2004
-------------------------------------------------------------------------------------------------------------------------------
April 1, 2004 to April      280,583                  $9.31                    280,583                  0
30, 2004
-------------------------------------------------------------------------------------------------------------------------------
May 1, 2004 to May 31,      None
2004
-------------------------------------------------------------------------------------------------------------------------------
June 1, 2004 to June 30,    None
2004
-------------------------------------------------------------------------------------------------------------------------------
July 1, 2004 to July 31,    451,371                  $9.38                    451,371                  0
2004
-------------------------------------------------------------------------------------------------------------------------------
August 1, 2004 to August    None
31, 2004
-------------------------------------------------------------------------------------------------------------------------------
September 1, 2004 to        None
September 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
October 1, 2004 to          1,040,824                $9.37                    1,040,824                0
October 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
November 1, 2004 to         None
November 30, 2004
-------------------------------------------------------------------------------------------------------------------------------

1. Pursuant to procedures (the "Procedures") adopted by the registrant under Rule 23c-3 of the Investment Company Act of 1940, as amended, the registrant announced four repurchase offers on January 2, 2004, March 15, 2004, July 1, 2004 and October 1,
   2004.
2. The registrant's Board of Trustees has authorized the repurchase of at least 5% and no more than 25% of the outstanding shares of the registrant through each repurchase of the registrant's shares plus, if necessary, up to 2% of the net asset value of Senior Debt Portfolio, the investment company in which the Fund invests.
3. The expiration date of the repurchase offers during the period were January 23, 2004, April 5, 2004, July 22, 2004 and
   October 22, 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i) sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE ADVISERS SENIOR FLOATING RATE FUND


By: /s/ Scott H. Page
    ---------------------------
    Scott H. Page
    President

Date: January 19, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Barbara E. Campbell
    ---------------------------
    Barbara E. Campbell
    Treasurer

Date: January 19, 2005
      ----------------

By: /s/ Scott H. Page
    ---------------------------
    Scott H. Page
    President

Date: January 19, 2005
      ----------------